                                                      OMB APPROVAL
                                                      OMB Number: 3235-0570
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                                                      hours per response.....5.0


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number__________811-6340___________________________
_____________________Great Hall Investment Funds, Inc._________________________
                          (Exact name of registrant as specified in charter)
_____60 S. 6th St. Minneapolis, MN______________________________55402__________
                          (Address of principal executive offices)   (Zip code)
Jennifer Lammers_________Voyageur Asset Management_____________________________
                                   (Name and address of agent for service)
Registrant's telephone number, including area code:____612-376-7000____________

Date of fiscal year end:___________7/31/03_______________

Date of reporting period:_________7/31/03_____________

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                 GREAT  HALL(R)

                             INVESTMENT FUNDS, INC.

                                 ANNUAL REPORT
                                 JULY 31, 2003

                               (GREAT HALL LOGO)

                            Prime Money Market Fund
                       U.S. Government Money Market Fund
                           Tax-Free Money Market Fund
                     Institutional Prime Money Market Fund
                    Institutional Tax-Free Money Market Fund

                                    Contents

Statements of Assets and Liabilities      2
Statements of Operations                  3
Statements of Changes in Net Assets       4
Notes to Financial Statements             6
Financial Highlights                      8
Schedules of Investments in Securities:
  Prime Money Market Fund                 11
  U.S. Government Money Market Fund       16
  Tax-Free Money Market Fund              17
  Institutional Prime Money Market Fund   28
  Institutional Tax-Free Money Market
    Fund                                  30
Notes to Investments in Securities        37
Independent Auditors' Report              38
Directors and Officers                    39
Federal Tax Information                   42

                          GREAT HALL INVESTMENT FUNDS
--------------------------------------------------------------------------------
[RAYE KANZENBACH PHOTO]
Raye Kanzenbach
Chief Investment Officer

                     To Our Shareholders:

                     We are pleased to present the July 31, 2003 Annual Report for the Great Hall Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax-Free Money Market Funds. This report contains the Statement of Assets and Liabilities for each Fund and a detailed schedule of each Fund's investment portfolio as of July 31, 2003. Also included are Statements of Operations which show each Fund's earnings and expenses, and Statements of Changes in Net Assets for the fiscal year.

                     Short-term interest rates declined approximately 0.75% during the fiscal year ending July 31. At the start of the fiscal year in the summer of 2002 the Federal Reserve had already lowered short-term interest rates to their lowest level in 40 years in an attempt to boost the economy out of recession. By November the Federal Reserve realized that the economy was still weak and the unemployment rate was not improving. It therefore lowered the fed funds rate (the rate at which banks lend each other money overnight) by 0.50% to 1.25%. In late June the Federal Reserve again reduced the fed funds rate to 1.00% in order to promote economic growth and ward off the possibility of deflation.

Yields on money market instruments closely follow the fed funds rate. Therefore, these yields declined by about 0.75% over the past year. This of course reduced the yields of the Great Hall Money Market Funds, which invest in these securities.

Each of the Funds is managed in accordance with the stringent standards required by the SEC for money market funds. We manage these Funds to meet the primary objectives of prudent investment management, safety of principal, and liquidity. We employ careful credit analysis on all investments and manage the Funds conservatively in all respects.

Thank you for your confidence in the Great Hall Funds.
Sincerely,

/s/ RAYE KANZENBACH
Raye Kanzenbach
Chief Investment Officer
Great Hall Investment Funds

                     GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2003

                                        PRIME        U.S. GOVERNMENT     TAX-FREE     INST'L PRIME   INST'L TAX-FREE
                                        MONEY             MONEY           MONEY          MONEY            MONEY
                                     MARKET FUND       MARKET FUND     MARKET FUND    MARKET FUND      MARKET FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market value (note
  2), (amortized cost
  $8,240,345,151; $1,069,843,787;
  $986,521,867; $516,448,455 and
  $252,320,179, respectively)       $8,240,345,151   $1,069,843,787    $986,521,867   $516,448,455    $252,320,179
Cash in bank on demand deposit              26,101           42,398         405,424         14,390          23,205
Accrued interest receivable             15,113,598        1,137,038       2,092,432      1,382,424         637,385
                                    --------------   --------------    ------------   ------------    ------------
Total assets                         8,255,484,850    1,071,023,223     989,019,723    517,845,269     252,980,769
                                    --------------   --------------    ------------   ------------    ------------
LIABILITIES:
Payable for investment securities
  purchased                             30,000,000       10,000,000      42,312,094     15,018,017       8,775,785
Accrued investment advisory fee          2,978,300          344,634         435,444         98,002          53,807
Other accrued expenses                   3,296,755          614,337         166,704        140,895         136,926
                                    --------------   --------------    ------------   ------------    ------------
Total liabilities                       36,275,055       10,958,971      42,914,242     15,256,914       8,966,518
                                    --------------   --------------    ------------   ------------    ------------
Net assets applicable to
  outstanding capital stock         $8,219,209,795   $1,060,064,252    $946,105,481   $502,588,355    $244,014,251
                                    ==============   ==============    ============   ============    ============
NET ASSETS REPRESENTED BY:
Capital stock -- authorized 100
  billion shares of $.01 par value
  for each Fund, outstanding
  8,219,209,795; 1,060,064,252 and
  946,105,481 shares, respectively  $   82,192,098   $   10,600,643    $  9,461,055   $         --    $         --
Capital stock -- authorized 10
  billion shares of $.01 par value
  for each Fund, outstanding
  502,588,355 and 244,014,251
  shares, respectively                          --               --              --      5,025,884       2,440,143
Additional paid-in capital           8,137,017,697    1,049,463,609     936,644,426    497,562,471     241,574,108
                                    --------------   --------------    ------------   ------------    ------------
Total -- representing net assets
  applicable to outstanding
  capital stock                     $8,219,209,795   $1,060,064,252    $946,105,481   $502,588,355    $244,014,251
                                    ==============   ==============    ============   ============    ============
Net asset value per share of
  outstanding capital stock         $         1.00   $         1.00    $       1.00   $       1.00    $       1.00
                                    ==============   ==============    ============   ============    ============
INVESTOR SHARE CLASS:
Net Assets                          $8,111,307,675
Shares outstanding                   8,111,307,675
Net asset value per share of
  outstanding capital stock         $         1.00
                                    ==============
RESERVE SHARE CLASS:
Net Assets                          $  107,902,120
Shares outstanding                     107,902,120
Net asset value per share of
  outstanding capital stock         $         1.00
                                    ==============

                See accompanying notes to financial statements.

                     GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
YEAR ENDED JULY 31, 2003

                                          PRIME       U.S. GOVERNMENT    TAX-FREE     INST'L PRIME   INST'L TAX-FREE
                                          MONEY            MONEY           MONEY         MONEY            MONEY
                                       MARKET FUND      MARKET FUND     MARKET FUND   MARKET FUND      MARKET FUND
--------------------------------------------------------------------------------------------------------------------
INCOME:
Interest                               $126,617,822     $15,491,864     $11,968,015    $7,288,170      $2,934,541
                                       ------------     -----------     -----------    ----------      ----------
EXPENSES (NOTE 4):
Investment advisory fee                  35,412,626       4,082,284       4,859,088     1,218,661         596,521
Distribution fee (12b-1) Reserve
  Share Class                               189,367           6,839
Administrative services fee                                               2,429,571
  Investor Share Class                   20,724,772       2,730,508
  Reserve Share Class                       189,367           6,839
Custodian fees                              147,000          30,400          29,500        14,500           9,500
Accounting and transfer agent fees                                           92,500        32,100          32,800
  Investor Share Class                      140,500          39,500
  Reserve Share Class                        14,100           6,500
Sub-accounting fees                                                         454,536        15,191           5,487
  Investor Share Class                   14,295,234         794,144
  Reserve Share Class                       224,376             945
Reports to shareholders                   3,570,811         255,453         128,715         5,500           1,200
Directors' fees                              24,000          24,000          24,000        24,000          24,000
Audit and legal fees                        201,000          40,400          36,500        14,000          15,000
Registration fees                                                           147,488       102,959          84,437
  Investor Share Class                      674,391         137,919
  Reserve Share Class                        63,006           8,109
Administrative                               73,000          10,350           7,200         3,300           1,200
Other expenses                              151,050          57,500          53,815        10,197           7,400
                                       ------------     -----------     -----------    ----------      ----------
Total expenses                           76,094,600       8,231,690       8,262,913     1,440,408         777,545
Less expenses waived or reimbursed by
  Adviser                               (16,478,754)       (449,690)     (2,274,902)           --              --
                                       ------------     -----------     -----------    ----------      ----------
Net expenses                             59,615,846       7,782,000       5,988,011     1,440,408         777,545
                                       ------------     -----------     -----------    ----------      ----------
Net investment income                    67,001,976       7,709,864       5,980,004     5,847,762       2,156,996
                                       ------------     -----------     -----------    ----------      ----------
Net increase in net assets resulting
  from operations                      $ 67,001,976     $ 7,709,864     $ 5,980,004    $5,847,762      $2,156,996
                                       ============     ===========     ===========    ==========      ==========

                See accompanying notes to financial statements.

                     GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                           PRIME                           U.S. GOVERNMENT
                                                     MONEY MARKET FUND                    MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
                                                    YEAR ENDED JULY 31,                  YEAR ENDED JULY 31,
                                             ----------------------------------    --------------------------------
                                                  2003               2002               2003              2002
-------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
Operations
  Net investment income                      $    67,001,976    $   110,475,718    $    7,709,864    $   11,858,663
  Net increase in unrealized depreciation
    on investments                                        --          4,455,891                --                --
                                             ---------------    ---------------    --------------    --------------
  Net increase in net assets resulting
    from operations                               67,001,976        114,931,609         7,709,864        11,858,663
                                             ---------------    ---------------    --------------    --------------
Distributions to shareholders from
  investment income -- net
    Investor Share Class                         (66,650,947)      (110,425,474)       (7,689,597)      (11,844,096)
    Reserve Share Class                             (351,029)           (50,244)          (20,267)          (14,567)
                                             ---------------    ---------------    --------------    --------------
Total distributions to shareholders              (67,001,976)      (110,475,718)       (7,709,864)      (11,858,663)
                                             ---------------    ---------------    --------------    --------------
Capital share transactions at net asset
  value of $1.00 per share
    Proceeds from sales
      Investor Share Class                     3,847,736,761      5,829,067,475       802,967,921     1,075,991,558
      Reserve Share Class                        122,836,800         50,788,756         4,948,069        13,530,231
    Shares issued for reinvestment of
      distributions:
      Investor Share Class                        66,650,947        110,425,474         7,689,597        11,844,096
      Reserve Share Class                            351,029             50,244            20,267            14,567
    Payment for shares redeemed
      Investor Share Class                    (4,327,979,149)    (2,700,569,571)     (838,501,022)     (462,395,244)
      Reserve Share Class                        (62,194,582)        (3,930,124)      (17,728,483)         (784,651)
                                             ---------------    ---------------    --------------    --------------
  Increase/(decrease) in net assets from
    capital share transactions                  (352,598,194)     3,285,832,254       (40,603,651)      638,200,557
                                             ---------------    ---------------    --------------    --------------
Total increase/(decrease) in net assets         (352,598,194)     3,290,288,145       (40,603,651)      638,200,557
                                             ---------------    ---------------    --------------    --------------
Net assets at beginning of period              8,571,807,989      5,281,519,844     1,100,667,903       462,467,346
                                             ---------------    ---------------    --------------    --------------
Net assets at end of period                  $ 8,219,209,795    $ 8,571,807,989    $1,060,064,252    $1,100,667,903
                                             ===============    ===============    ==============    ==============

                See accompanying notes to financial statements.

                     GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        TAX-FREE                    INSTITUTIONAL PRIME           INSTITUTIONAL TAX-FREE
                                   MONEY MARKET FUND                 MONEY MARKET FUND               MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
                                  YEAR ENDED JULY 31,               YEAR ENDED JULY 31,             YEAR ENDED JULY 31,
                            --------------------------------   -----------------------------   -----------------------------
                                 2003              2002            2003            2002            2003            2002
----------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET
  ASSETS:
Operations
  Net investment income     $     5,980,004   $    7,372,450   $   5,847,762   $   9,201,115   $   2,156,996   $   2,002,995
                            ---------------   --------------   -------------   -------------   -------------   -------------
  Net increase in net
    assets resulting from
    operations                    5,980,004        7,372,450       5,847,762       9,201,115       2,156,996       2,002,995
                            ---------------   --------------   -------------   -------------   -------------   -------------
Distributions to
  shareholders from
  investment income -- net       (5,980,004)      (7,372,450)     (5,847,762)     (9,201,115)     (2,156,996)     (2,002,995)
                            ---------------   --------------   -------------   -------------   -------------   -------------
Total distributions to
  shareholders                   (5,980,004)      (7,372,450)     (5,847,762)     (9,201,115)     (2,156,996)     (2,002,995)
                            ---------------   --------------   -------------   -------------   -------------   -------------
Capital share transactions
  at net asset value of
  $1.00 per share
    Proceeds from sales       1,067,794,724    1,129,913,400     739,486,873     665,023,570     398,822,967     272,687,854
    Shares issued for
      reinvestment of
      distributions               5,980,004        7,372,450       5,847,762       9,201,115       2,156,996       2,002,995
    Payment for shares
      redeemed               (1,036,742,832)    (718,145,115)   (691,946,616)   (590,617,323)   (350,141,125)   (253,370,482)
                            ---------------   --------------   -------------   -------------   -------------   -------------
  Increase in net assets
    from capital share
    transactions                 37,031,896      419,140,735      53,388,019      83,607,362      50,838,838      21,320,367
                            ---------------   --------------   -------------   -------------   -------------   -------------
Total increase in net
  assets                         37,031,896      419,140,735      53,388,019      83,607,362      50,838,838      21,320,367
                            ---------------   --------------   -------------   -------------   -------------   -------------
Net assets at beginning of
  period                        909,073,585      489,932,850     449,200,336     365,592,974     193,175,413     171,855,046
                            ---------------   --------------   -------------   -------------   -------------   -------------
Net assets at end of
  period                    $   946,105,481   $  909,073,585   $ 502,588,355   $ 449,200,336   $ 244,014,251   $ 193,175,413
                            ===============   ==============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

   Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes five funds: Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax-Free Money Market Funds (the Funds). The initially offered class for the Prime, U.S. Government, and Tax-Free Money Market Funds is referred to as the Investor Share Class. Effective July 30, 2001, these Funds were authorized to offer an additional class of shares, referred to as the Reserve Share Class. As of July 31, 2003, the Prime Money Market Fund is the only fund that offers both share classes. Effective October 31, 2002, the U.S. Government Money Market Fund discontinued offering the Reserve Shares and converted any existing Reserve Shares to Investor Shares. The two classes of shares differ principally in their respective service and distribution expenses and arrangements. Both classes have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The significant accounting policies followed by the Funds are as follows:

   INVESTMENTS IN SECURITIES
   Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share.

   Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

   USE OF ESTIMATES
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   FEDERAL TAXES
   The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any federal excise taxes.

   INCOME AND EXPENSE RECOGNITION
   Interest income is accrued daily and is determined on the basis of interest or discount earned on short-term investments. Estimated expenses are accrued daily.

   Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative portion of net assets of each class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

   DISTRIBUTIONS TO SHAREHOLDERS
   Distributions to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the Funds at net asset value.

   REPURCHASE AGREEMENTS
   The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers who are deemed creditworthy under guidelines approved by the Funds' Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

   Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The Funds have procedures in place for all agreements to ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3. INVESTMENT SECURITY TRANSACTIONS

   Cost of purchases and proceeds from sales of securities from August 1, 2002 to July 31, 2003 were as follows:

                                    PURCHASES      SALES PROCEEDS
    --------------------------------------------------------------
    Prime Fund                   $40,185,692,941   $40,501,800,734
    U.S. Government Fund           6,793,366,412     6,823,474,626
    Tax-Free Fund                  2,151,894,549     2,071,763,880
    Institutional Prime Fund       3,646,623,891     3,578,132,712
    Institutional Tax-Free Fund      672,713,253       613,015,572

--------------------------------------------------------------------------------

4. FEES AND EXPENSES

   The Company has entered into an investment advisory agreement with Voyageur Asset Management Inc. (VAM), a wholly-owned subsidiary of RBC Dain Rauscher Corp., under which VAM manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay VAM a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of 0.55% of the first $700 million in net assets and then decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets. The fees for both the Institutional Prime and Institutional Tax-Free Money Market Funds are equal to an annual rate of 0.25% of net assets.

   Each of the five Funds has entered into sub-accounting agreements with affiliate RBC Dain Rauscher Inc. (DRI) where DRI performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DRI for providing such service, is equal to an annual rate of $24 per shareholder account plus certain out-of-pocket expenses. Each class of shares in the Prime, U.S. Government, and Tax-Free Money Market Funds also pays an administrative services fee of 0.25% of net assets per annum for administrative services provided by VAM. Effective August 1, 2003, the Company entered into an agreement with a third party to provide accounting and sub-administrative services.

   Each of the Prime, U.S. Government, and Tax-Free Money Market Funds has adopted a Plan of Distribution under Rule 12b-1 of the 1940 Act with respect to its Reserve Share Class. Under the Plan of Distribution, each Reserve Share Class pays DRI an annual fee of 0.25% of average daily net assets of any outstanding shares which is accrued daily and paid monthly.

   VAM has entered into an expense limitation agreement with the Prime, U.S. Government, and Tax-Free Money Market Funds under which it will waive and/or reimburse certain expenses associated with operating the respective Fund through November 30, 2003 in order to limit the Fund's total operating expenses for the Prime Money Market Fund -- Investor Share Class, Prime Money Market Fund -- Reserve Share Class, U.S. Government Money Market Fund, and Tax-Free Money Market Fund -- to an annual rate of 0.71%, 1.00%, 0.71% and 0.62%, respectively, of the average daily net assets of the relevant class. Through October 31, 2002, the U.S. Government -- Reserve Share Class had total operating expenses of 1.00% of the average daily net assets. Pursuant to this arrangement, VAM's contractual obligation to waive and/or reimburse expenses is limited to 0.25% per annum of the respective Fund's average daily net assets. VAM may voluntarily waive and/or reimburse additional Fund operating expenses from time to time. Any such voluntary program may be changed or eliminated at any time without notice. Expenses waived in the current year include administrative services and distribution fees.

   In addition to the investment advisory fee and the shareholder account servicing fee, and the administrative services and Rule 12b-1 fees applicable to certain Funds, each Fund is responsible for paying other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

   Legal fees and expenses of $153,130 for the period ended July 31, 2003 were paid to a law firm of which the former Secretary of the Funds is a partner. The partner of the law firm was Secretary of the Funds until May 2003.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                                                     PRIME MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    PERIOD FROM
                                                                   YEAR ENDED         MARCH 1,
                                                                    JULY 31,          2002(B)
                                   YEAR ENDED JULY 31, 2003         2002(A)       TO JULY 31, 2002
                                ------------------------------   --------------   ----------------        YEAR ENDED JULY 31,
                                INVESTOR SHARE   RESERVE SHARE   INVESTOR SHARE    RESERVE SHARE      ---------------------------
                                    CLASS            CLASS           CLASS             CLASS           2001      2000       1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $ 1.00          $ 1.00           $ 1.00            $ 1.00         $ 1.00    $  1.00    $ 1.00
                                    ------          ------           ------            ------         ------    -------    ------
Net investment income                 0.01            0.01             0.02              0.01           0.05       0.05      0.05
Distributions from net
  investment income                  (0.01)          (0.01)           (0.02)            (0.01)         (0.05)     (0.05)    (0.05)
                                    ------          ------           ------            ------         ------    -------    ------
Net asset value, end of period      $ 1.00          $ 1.00           $ 1.00            $ 1.00         $ 1.00    $  1.00    $ 1.00
                                    ======          ======           ======            ======         ======    =======    ======
Total return                          0.8%            0.5%             1.7%              0.4%           5.1%       5.3%      4.6%
Net assets, end of period
  (millions)                        $8,111          $  108           $8,524            $   48         $5,282    $ 4,852    $4,523
Ratio of net expenses to
  average net assets(c)              0.71%           1.00%            0.69%             1.00%(d)       0.62%      0.63%     0.61%
Ratio of net investment income
  to average net assets(c)           0.80%           0.46%            1.66%             0.94%(d)       5.11%      5.32%     4.62%

(a) Prior to March 1, 2002, the only publicly offered class was the Investor Share Class.

(b) Commencement of operations.

(c) Various fees and expenses were waived or absorbed in both share classes by VAM for the Prime Money Market Fund during the respective periods ended July 31, 2002 and July 31, 2003. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.90%/0.61% for the Investor Share Class and 1.50%/(0.04)% for the Reserve Share Class for the period ended July 31, 2003, and 0.73%/1.61% for the Investor Share Class and 1.84%/0.10% for the Reserve Share Class for the period ended July 31, 2002.

(d) Figures were adjusted to an annualized basis.

--------------------------------------------------------------------------------

                                        U.S. GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------
                                                  THREE-MONTH
                               YEAR ENDED        PERIOD ENDED          YEAR ENDED
                             JULY 31, 2003    OCTOBER 31, 2002(A)   JULY 31, 2002(A)
                             --------------   -------------------   ----------------
                             INVESTOR SHARE      RESERVE SHARE       INVESTOR SHARE
                                 CLASS               CLASS               CLASS
------------------------------------------------------------------------------------
Net asset value, beginning
 of period                       $ 1.00             $ 1.00               $ 1.00
                                 ------             ------               ------
Net investment income              0.01               0.00(e)              0.02
Distributions from net
 investment income                (0.01)             (0.00)(e)            (0.02)
                                 ------             ------               ------
Net asset value, end of
 period                          $ 1.00             $ 1.00               $ 1.00
                                 ======             ======               ======
Total return                       0.7%               0.2%                 1.6%
Net assets, end of period
 (millions)                      $1,060             $   --               $1,088
Ratio of net expenses to
 average net assets(c)            0.71%              1.00%(d)             0.57%
Ratio of net investment
 income to average net
 assets(c)                        0.70%              0.74%(d)             1.60%

                                  U.S. GOVERNMENT MONEY MARKET FUND
--------------------------  ----------------------------------------------
                              PERIOD FROM
                            MARCH 1, 2002(B)
                            TO JULY 31, 2002
                            ----------------       YEAR ENDED JULY 31,
                             RESERVE SHARE      --------------------------
                                 CLASS           2001      2000      1999
--------------------------  ----------------------------------------------
Net asset value, beginning
 of period                       $ 1.00         $ 1.00    $ 1.00    $ 1.00
                                 ------         ------    ------    ------
Net investment income              0.01           0.05      0.05      0.05
Distributions from net
 investment income                (0.01)         (0.05)    (0.05)    (0.05)
                                 ------         ------    ------    ------
Net asset value, end of
 period                          $ 1.00         $ 1.00    $ 1.00    $ 1.00
                                 ======         ======    ======    ======
Total return                       0.3%           4.9%      5.2%      4.5%
Net assets, end of period
 (millions)                      $   13         $  462    $  267    $  271
Ratio of net expenses to
 average net assets(c)            1.00%(d)       0.54%     0.57%     0.59%
Ratio of net investment
 income to average net
 assets(c)                        0.83%(d)       4.88%     5.22%     4.50%

(a) Prior to March 1, 2002, the only publicly offered class was the Investor Share Class. Effective October 31, 2002, the Fund discontinued offering the Reserve Shares and converted any existing Reserve Shares to Investor Shares.

(b) Commencement of operations.

(c) Various fees and expenses were waived or absorbed in both share classes by VAM for the U.S. Government Money Market Fund during the respective periods ended July 31, 2002, October 31, 2002 and July 31, 2003. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.75%/0.66% for the Investor Share Class for the period ended July 31, 2003 and 1.50%/0.24% for the Reserve Share Class for the period ended October 31, 2002, and 0.59%/1.58% for the Investor Share Class and 2.79%/(0.97)% for the Reserve Share Class for the period ended July 31, 2002.

(d) Figures were adjusted to an annualized basis.

(e) Per share amount as calculated rounds to less than $0.01.

                                                             TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------
                                                                YEAR ENDED JULY 31,
                                                     ------------------------------------------
                                                      2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                     ------   ------   ------   ------   ------
Net investment income                                  0.01     0.01     0.03     0.03     0.03
Distributions from net investment income              (0.01)   (0.01)   (0.03)   (0.03)   (0.03)
                                                     ------   ------   ------   ------   ------
Net asset value, end of period                       $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                     ======   ======   ======   ======   ======
Total return                                           0.6%     1.1%     3.1%     3.2%     2.7%
Net assets, end of period (millions)                 $  946   $  909   $  490   $  426   $  497
Ratio of net expenses to average net assets(a)        0.62%    0.59%    0.59%    0.59%    0.59%
Ratio of net investment income to average net
 assets(a)                                            0.62%    1.08%    3.07%    3.16%    2.65%

(a) Various fees and expenses were waived or absorbed by VAM for the Tax-Free Money Market Fund during the respective periods ended July 31, 2002 and July 31, 2003. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.85%/0.39% for the period ended July 31, 2003 and 0.65%/1.03% for the period ended July 31, 2002.

--------------------------------------------------------------------------------

                                                       INSTITUTIONAL PRIME MONEY MARKET FUND
-----------------------------------------------------------------------------------------------
                                                                YEAR ENDED JULY 31,
                                                     ------------------------------------------
                                                      2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                     ------   ------   ------   ------   ------
Net investment income                                  0.01     0.02     0.06     0.06     0.05
Distributions from net investment income              (0.01)   (0.02)   (0.06)   (0.06)   (0.05)
                                                     ------   ------   ------   ------   ------
Net asset value, end of period                       $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                     ======   ======   ======   ======   ======
Total return                                           1.2%     2.2%     5.5%     5.7%     4.9%
Net assets, end of period (millions)                 $  503   $  449   $  366   $  382   $  310
Ratio of net expenses to average net assets           0.30%    0.30%    0.31%    0.32%    0.34%
Ratio of net investment income to average net
 assets                                               1.20%    2.17%    5.52%    5.68%    4.85%

                                                               INSTITUTIONAL TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED JULY 31,                  PERIOD FROM
                                                     ---------------------------------      SEPTEMBER 23, 1998(A)
                                                      2003     2002     2001     2000         TO JULY 31, 1999
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 1.00   $ 1.00   $ 1.00   $ 1.00             $ 1.00
                                                     ------   ------   ------   ------             ------
Net investment income                                  0.01     0.01     0.03     0.03               0.03
Distributions from net investment income              (0.01)   (0.01)   (0.03)   (0.03)             (0.03)
                                                     ------   ------   ------   ------             ------
Net asset value, end of period                       $ 1.00   $ 1.00   $ 1.00   $ 1.00             $ 1.00
                                                     ======   ======   ======   ======             ======
Total return                                           0.9%     1.4%     3.3%     3.4%               2.5%
Net assets, end of period (millions)                 $  244   $  193   $  172   $  159             $   53
Ratio of net expenses to average net assets           0.33%    0.36%    0.39%    0.39%(b)           0.30%(b),(c)
Ratio of net investment income to average net
 assets                                               0.90%    1.42%    3.32%    3.49%(b)           2.79%(b),(c)

(a) Commencement of operations.

(b) Various fees and expenses were waived or absorbed by VAM for the Institutional Tax-Free Money Market Fund during the period ended July 31, 1999 and year ended July 31, 2000. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.44%/3.44% for the year ended July 31, 2000, and 0.55%/2.54% for the period ended July 31, 1999.

(c) Adjusted to an annualized basis.

                            PRIME MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                                 JULY 31, 2003
--------------------------------------------------------------------------------

                                MATURITY     PRINCIPAL
NAME OF ISSUER(F)      YIELD      DATE         AMOUNT          VALUE(A)
--------------------------------------------------------------------------
  (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (99.58%):
--------------------------------------------------------------------------
AGRICULTURAL (3.43%)
Archer Daniels
 Midland Company       1.20%    8/12/2003   $ 50,000,000(c) $   49,981,667
Archer Daniels
 Midland Company       1.21%    8/19/2003     47,800,000(c)     47,771,081
Archer Daniels
 Midland Company       1.02%   10/21/2003     50,000,000(c)     49,885,250
Cargill Inc.           1.16%    8/28/2003     40,000,000(c)     39,965,200
Cargill Inc.           1.04%     9/8/2003     30,000,000(c)     29,967,067
Cargill Inc.           0.92%    9/15/2003     64,800,000(c)     64,725,480
                                                            --------------
                                                               282,295,745
                                                            --------------
BANKS -- DOMESTIC (17.61%)
Bank of America        1.23%     8/1/2003     40,000,000        40,000,000
Bank of America        1.20%    8/15/2003     60,000,000        60,000,000
Bank of New York       1.72%     8/7/2003     50,000,000        49,999,918
Bank One N.A.          1.17%    9/17/2003     46,000,000(d)     46,007,666
Bank One N.A.          1.02%   10/10/2003     55,000,000        55,000,000
Bank One N.A.          1.02%   10/14/2003     30,000,000        30,000,000
Chase Manhattan Bank
 USA                   1.06%    6/30/2004     40,000,000(d)     40,000,000
Citibank N.A.          1.21%     9/4/2003     60,000,000        60,000,000
Comerica Bank N.A.,
 Detroit               1.10%     2/5/2004     25,000,000(d)     25,000,092
Fifth Third Bank,
 Cincinnati            0.90%    9/29/2003     50,000,000        49,990,193
First Tennessee Bank
 N.A.                  1.22%     8/6/2003     65,000,000        65,000,000
First Tennessee Bank
 N.A.                  1.09%    10/6/2003     50,000,000(d)     50,000,000
First Tennessee Bank
 N.A.                  1.02%   10/14/2003     80,000,000        80,000,000
LaSalle Bank, Chicago  1.00%    9/11/2003     45,000,000        45,000,000
LaSalle Bank, Chicago  1.02%    10/9/2003     50,000,000        50,000,000
Marshall & Ilsley      1.75%   12/15/2003     90,000,000        91,172,838
National City Bank,
 Cleveland             1.00%    9/29/2003     50,000,000        49,999,183
National City Bank,
 Cleveland             1.02%    10/7/2003     60,000,000        60,001,114

                                MATURITY     PRINCIPAL
NAME OF ISSUER(F)      YIELD      DATE         AMOUNT          VALUE(A)
--------------------------------------------------------------------------
  (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------
BANKS -- DOMESTIC (CONTINUED)
National City Bank,
 Cleveland             1.03%   10/16/2003   $ 30,000,000    $   30,000,000
Regions Bank N.A.,
 Birmingham            1.09%     9/8/2003     70,000,000        70,000,000
River Fuel Trust,
 LOC: Bank of New
 York                  1.05%    9/22/2003     25,355,000        25,316,545
Southtrust Bank N.A.,
 Birmingham            1.02%    9/22/2003     40,000,000        40,000,000
Southtrust Bank N.A.,
 Birmingham            1.31%    10/3/2003     25,000,000(d)     25,009,869
Southtrust Bank N.A.,
 Birmingham            1.24%   10/28/2003     50,000,000        50,000,000
Southtrust Bank N.A.,
 Birmingham            1.14%   11/20/2003     70,000,000        70,000,000
State Street Bank &
 Trust Company         1.19%    8/13/2003     80,000,000        80,000,133
Wachovia Bank          1.16%     9/8/2003     20,000,000        19,975,617
Wells Fargo Bank       1.21%     8/4/2003     40,000,000        40,000,033
Wells Fargo Bank       1.03%    8/27/2003     50,000,000        50,000,000
                                                            --------------
                                                             1,447,473,201
                                                            --------------
BANKS -- OTHER (21.58%)
ABN-AMRO               0.91%    9/25/2003     80,000,000        79,888,778
Bank of Nova Scotia    1.02%   10/16/2003     70,000,000        70,000,000
Bank of Scotland       1.03%    8/29/2003     80,000,000        80,000,000
Barclays Bank          1.02%    9/16/2003     70,000,000        69,908,767
Barclays Bank          0.89%   10/16/2003     70,000,000        69,868,478
Bayerische Landesbank  1.22%    8/18/2003     75,000,000        75,000,000
Bayerische Landesbank  1.20%     9/3/2003     40,000,000        40,000,000
BNP Paribas Finance    1.72%     8/5/2003     70,000,000        70,000,076
Canadian Imperial
 Bank                  1.22%    8/12/2003     35,000,000        35,000,000
Canadian Imperial
 Bank                  1.03%    10/8/2003     60,000,000        60,000,000

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                            PRIME MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                MATURITY     PRINCIPAL
NAME OF ISSUER(F)      YIELD      DATE         AMOUNT          VALUE(A)
--------------------------------------------------------------------------
  (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------
BANKS -- OTHER(CONTINUED)
Credit Suisse First
 Boston                1.09%    10/8/2003   $ 70,000,000(d) $   70,000,000
Deutsche Bank          1.03%    10/7/2003     70,000,000        70,000,000
Dexia Delaware LLC     1.07%    9/10/2003     60,000,000        59,928,667
Dexia Delaware LLC     1.04%    9/30/2003     50,000,000        50,001,609
Lloyds TSB Bank PLC    1.00%    9/12/2003     70,000,000        70,000,000
Lloyds TSB Bank PLC    1.03%    9/26/2003     80,000,000        80,000,000
Northern Rock PLC      1.02%    9/12/2003     50,000,000(c)     49,940,500
Northern Rock PLC      1.02%    9/18/2003     46,070,000(c)     46,007,345
Royal Bank of
 Scotland              0.95%    8/19/2003     80,000,000        79,962,000
Royal Bank of
 Scotland              1.02%   10/15/2003     40,000,000        39,915,417
Societe Generale Bank  1.21%     8/5/2003     68,510,000        68,500,789
Societe Generale Bank  1.16%     9/8/2003     50,000,000        49,939,042
Societe Generale Bank  1.02%    10/9/2003     50,000,000        49,902,250
Toronto Dominion Bank  0.98%    9/17/2003     50,000,000        50,003,571
Toronto Dominion Bank  0.93%    9/19/2003     70,000,000        70,000,000
UBS Finance Inc.       0.93%    9/18/2003     70,000,000        70,000,466
UBS Finance Inc.       1.03%   10/14/2003     40,000,000        39,999,576
Westdeutsche
 Landesbank            1.23%     8/5/2003     70,000,000        70,000,078
Westdeutsche
 Landesbank            1.21%    8/11/2003     40,000,000        40,000,000
                                                            --------------
                                                             1,773,767,409
                                                            --------------
CHEMICALS (0.49%)
E.I. Dupont de
 Nemours               0.96%    8/12/2003     40,650,000        40,638,076
                                                            --------------

                                MATURITY     PRINCIPAL
NAME OF ISSUER(F)      YIELD      DATE         AMOUNT          VALUE(A)
--------------------------------------------------------------------------
  (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------
DATA SYSTEMS (0.89%)
IBM Corporation        1.19%     9/8/2003   $ 47,800,000(d) $   47,799,425
IBM Corporation        1.25%    9/30/2003     25,200,000        25,147,500
                                                            --------------
                                                                72,946,925
                                                            --------------
FINANCIAL -- AUTO (2.67%)
American Honda
 Finance               0.99%    8/13/2003     37,000,000        36,987,790
American Honda
 Finance               1.02%    9/10/2003     25,340,000        25,311,281
Toyota Motor Credit
 Corporation           0.95%    8/22/2003     40,000,000(c)     39,977,833
Toyota Motor Credit
 Corporation           1.04%     9/5/2003     50,000,000(c)     49,949,444
Toyota Motor Credit
 Corporation           1.00%     9/9/2003     21,865,000        21,841,313
Toyota Motor Credit
 Corporation           1.10%    9/24/2003     45,000,000(c)     44,925,750
                                                            --------------
                                                               218,993,411
                                                            --------------
FINANCIAL -- AVIATION (0.73%)
International Lease
 Finance Corporation   1.02%    9/12/2003      4,740,000         4,734,359
International Lease
 Finance Corporation   1.02%    10/2/2003     55,000,000        54,903,383
                                                            --------------
                                                                59,637,742
                                                            --------------
FINANCIAL -- DIVERSIFIED BUSINESS (6.90%)
American Express
 Credit Corporation    1.01%     9/2/2003     50,000,000        49,955,111
American Express
 Credit Corporation    1.12%    7/19/2004     70,000,000(d)     70,000,000
Citigroup              1.63%     5/4/2004     45,000,000(d)     45,132,205
General Electric
 Capital Corporation   1.19%    8/25/2003     30,000,000        29,976,200

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                            PRIME MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                MATURITY     PRINCIPAL
NAME OF ISSUER(F)      YIELD      DATE         AMOUNT          VALUE(A)
--------------------------------------------------------------------------
  (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------
FINANCIAL -- DIVERSIFIED BUSINESS (CONTINUED)
General Electric
 Capital Corporation   1.20%    8/28/2003   $ 40,000,000    $   39,964,000
Goldman Sachs Group    1.16%     8/6/2003     50,000,000(d)     50,000,000
Goldman Sachs Group    1.21%    8/21/2003     65,000,000        64,956,306
Goldman Sachs Group    1.03%    11/4/2003     40,000,000        39,891,278
JP Morgan Chase        1.02%    10/6/2003     80,000,000        79,850,400
Merrill Lynch &
 Company               1.29%    1/14/2003     25,000,000(d)     25,018,084
Merrill Lynch &
 Company               1.41%    3/12/2004     25,000,000(d)     25,052,500
Merrill Lynch &
 Company               1.43%    5/10/2004     35,000,000(d)     35,098,049
U.S. Bancorp           1.17%    5/15/2004     11,775,000(d)     12,219,364
                                                            --------------
                                                               567,113,497
                                                            --------------
FINANCIAL -- DIVERSIFIED BUSINESS, ASSET-BACKED (16.01%)
Asset Securitization
 Cooperative
 Corporation           0.94%    8/20/2003     50,000,000(c)     49,975,195
Asset Securitization
 Cooperative
 Corporation           1.02%     9/3/2003     80,000,000(c)     79,925,200
Asset Securitization
 Cooperative
 Corporation           1.03%    9/26/2003     40,000,000(c)     39,935,911
Barton Capital
 Corporation           1.03%    9/17/2003     60,893,000(c)     60,811,116
CXC Inc.               1.23%     8/4/2003     50,000,000(c)     49,994,875
CXC Inc.               0.96%    9/19/2003     41,000,000(c)     40,946,427
CXC Inc.               1.02%   10/10/2003     30,800,000(c)     30,738,913
Ciesco LP              1.22%     8/7/2003     11,300,000(c)     11,297,702
Ciesco LP              1.00%    8/15/2003     50,000,000        49,980,556
Delaware Funding
 Corporation           1.02%    9/16/2003     70,000,000(c)     69,908,767
Edison Asset
 Securitization        1.20%    8/22/2003     60,000,000(c)     59,958,000

                                MATURITY     PRINCIPAL
NAME OF ISSUER(F)      YIELD      DATE         AMOUNT          VALUE(A)
--------------------------------------------------------------------------
  (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------
FINANCIAL -- DIVERSIFIED BUSINESS, ASSET-BACKED (CONTINUED)
Edison Asset
 Securitization        1.09%     9/5/2003   $ 77,000,000(c) $   76,918,139
Falcon Asset
 Securitization        0.98%    9/15/2003    123,000,000(c)    122,850,988
Fleet Funding
 Corporation           1.20%    8/21/2003     40,000,000(c)     39,973,333
Fleet Funding
 Corporation           1.04%    9/18/2003     35,000,000(c)     34,951,467
Liberty Street
 Funding               0.97%    8/26/2003     50,000,000(c)     49,966,319
Liberty Street
 Funding               1.03%    8/29/2003     70,000,000(c)     69,943,922
Liberty Street
 Funding               1.04%    10/9/2003     13,750,000(c)     13,722,592
Preferred Receivables
 Funding Corporation   1.03%    8/22/2003     38,000,000(c)     37,977,168
Preferred Receivables
 Funding Corporation   1.04%    8/28/2003     80,000,000(c)     79,937,600
Preferred Receivables
 Funding Corporation   1.02%   10/20/2003     50,000,000(c)     49,886,667
Quincy Capital
 Corporation           1.06%    8/26/2003     21,480,000        21,464,188
Windmill Funding
 Corporation           1.21%    8/14/2003    110,000,000(c)    109,951,936
Windmill Funding
 Corporation           1.02%    9/17/2003     25,000,000(c)     24,966,708
Windmill Funding
 Corporation           1.03%   10/10/2003     40,000,000(c)     39,919,889
                                                            --------------
                                                             1,315,903,578
                                                            --------------
FOOD AND BEVERAGE (0.61%)
Alcon Capital
 Corporation           1.21%    8/20/2003     50,000,000(c)     49,968,069
                                                            --------------

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                            PRIME MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                MATURITY     PRINCIPAL
NAME OF ISSUER(F)      YIELD      DATE         AMOUNT          VALUE(A)
--------------------------------------------------------------------------
  (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------
FOREST PRODUCTS (0.37%)
Kimberly-Clark
 Corporation           0.92%    8/14/2003   $ 30,200,000(c) $   30,189,967
                                                            --------------
GOVERNMENT -- DOMESTIC (12.93%)
Federal Home Loan
 Bank                  1.40%     6/2/2004     76,000,000        76,000,000
Federal Home Loan
 Bank                  1.30%    6/30/2004     50,000,000        50,000,000
Federal Home Loan
 Bank                  1.02%   10/24/2003     50,080,000        49,960,810
Federal Home Loan
 Mortgage Corporation  1.04%    9/15/2003     11,470,000        11,455,089
Federal Home Loan
 Mortgage Corporation  1.04%    9/23/2003     60,000,000        59,908,133
Federal Home Loan
 Mortgage Corporation  1.02%    10/2/2003     32,970,000        32,912,367
Federal Home Loan
 Mortgage Corporation  1.02%   10/20/2003    119,095,000       118,825,051
Federal Home Loan
 Mortgage Corporation  1.02%   10/23/2003     80,000,000        79,811,867
Federal Home Loan
 Mortgage Corporation  1.02%   10/31/2003     54,220,000        54,080,203
Federal Home Loan
 Mortgage Corporation  1.25%    1/15/2004    132,658,000       133,850,907
Federal Home Loan
 Mortgage Corporation  1.10%    5/20/2004     50,000,000        49,552,361
Federal National
 Mortgage Association  0.94%    9/10/2003     54,695,000        54,635,383
Federal National
 Mortgage Association  0.89%    9/24/2003     55,770,000        55,695,547

                                MATURITY     PRINCIPAL
NAME OF ISSUER(F)      YIELD      DATE         AMOUNT          VALUE(A)
--------------------------------------------------------------------------
  (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------
GOVERNMENT -- DOMESTIC (CONTINUED)
Federal National
 Mortgage Association  0.98%    10/1/2003   $100,000,000    $   99,833,944
Federal National
 Mortgage Association  1.01%    10/8/2003     48,600,000        48,507,282
Federal National
 Mortgage Association  1.03%   10/15/2003     58,100,000        57,987,636
Federal National
 Mortgage Association  1.25%    8/27/2004     30,000,000        30,000,000
                                                            --------------
                                                             1,063,016,580
                                                            --------------
HOUSEHOLD PRODUCTS (0.74%)
Clorox Company         1.00%     8/5/2003     21,319,000        21,316,631
Clorox Company         0.98%    9/11/2003     39,600,000        39,555,801
                                                            --------------
                                                                60,872,432
                                                            --------------
INSURANCE (3.48%)
AIG Funding Inc.       1.17%     9/2/2003     50,000,000        49,948,000
New York Life Capital
 Corporation           1.22%     8/1/2003     55,854,000(c)     55,854,000
New York Life Capital
 Corporation           1.10%     8/7/2003     30,520,000(c)     30,514,405
Prudential Funding
 LLC                   1.10%    8/11/2003     50,000,000        49,984,722
Prudential Funding
 LLC                   1.03%    9/23/2003     50,000,000        49,924,549
Prudential Funding
 LLC                   1.18%    10/1/2003     50,000,000        49,900,027
                                                            --------------
                                                               286,125,703
                                                            --------------

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                            PRIME MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                MATURITY     PRINCIPAL
NAME OF ISSUER(F)      YIELD      DATE         AMOUNT          VALUE(A)
--------------------------------------------------------------------------
  (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------
MANUFACTURING (1.72%)
Minnesota Mining &
 Manufacturing         1.56%   12/12/2003   $100,000,000    $  101,497,976
Paccar Financial
 Corporation           1.34%   11/17/2003     40,000,000(d)     40,009,250
                                                            --------------
                                                               141,507,226
                                                            --------------
OIL SERVICES (1.57%)
Total Fina Elf S.A.    1.02%    9/23/2003     61,000,000(c)     60,908,398
Total Fina Elf S.A.    1.01%    9/30/2003     68,160,000(c)     68,045,263
                                                            --------------
                                                               128,953,661
                                                            --------------
PHARMACEUTICAL (3.22%)
Aventis                0.95%     9/9/2003     35,000,000(c)     34,963,979
Aventis                0.96%    9/12/2003     30,000,000(c)     29,966,400
Merck & Company        1.20%     8/8/2003     75,000,000        74,982,500
Pfizer Inc.            1.00%    8/18/2003     80,000,000(c)     79,962,222
Pfizer Inc.            0.99%    8/20/2003     35,700,000(c)     35,681,347
Schering-Plough
 Corporation           0.95%    9/19/2003      9,525,000         9,512,683
                                                            --------------
                                                               265,069,131
                                                            --------------
PRINTING & PUBLISHING (1.00%)
Knight-Ridder Inc      1.20%     8/4/2003     37,500,000(c)     36,996,300
Knight-Ridder Inc      1.18%     8/6/2003     45,000,000(c)     44,992,625
                                                            --------------
                                                                81,988,925
                                                            --------------

                                MATURITY     PRINCIPAL
NAME OF ISSUER(F)      YIELD      DATE         AMOUNT          VALUE(A)
--------------------------------------------------------------------------
  (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------
UTILITIES -- TELEPHONE (3.63%)
BellSouth Corporation  1.47%    4/26/2004   $100,000,000    $  101,987,127
SBC Communications
 Inc.                  1.26%     6/5/2004     90,000,000        92,234,678
SBC International
 Inc.                  1.04%     9/9/2003     50,000,000(c)     49,943,667
Verizon Network
 Funding               0.99%    9/25/2003     53,950,000        53,868,401
                                                            --------------
                                                               298,033,873
--------------------------------------------------------------------------
Total Commercial Paper & Other Corporate Obligations
 (amortized cost: $8,184,495,151)                           $8,184,495,151
--------------------------------------------------------------------------
TAXABLE MUNICIPALS (0.68%):
New York City G.O.,
 FGIC Insured          1.23%     8/6/2003     37,500,000        37,500,000
New York City G.O.,
 FGIC Insured          1.30%     9/4/2003     18,350,000        18,350,000
--------------------------------------------------------------------------
Total Taxable Municipals (amortized cost: $55,850,000)      $   55,850,000
--------------------------------------------------------------------------
Total Investments in Securities (amortized cost:
 $8,240,345,151)(b)                                         $8,240,345,151
--------------------------------------------------------------------------

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                       U.S. GOVERNMENT MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                                 JULY 31, 2003
--------------------------------------------------------------------------------

                                    MATURITY     PRINCIPAL
    NAME OF ISSUER(F)      YIELD      DATE        AMOUNT          VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
GOVERNMENT & AGENCIES SECURITIES (100.92%):
-----------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (26.70%)
                           1.16%    8/13/2003   $45,000,000    $   44,982,600
                           1.20%    8/15/2003    11,000,000        11,023,513
                           1.72%    8/15/2003    10,000,000        10,009,123
                           1.14%    8/20/2003    28,700,000        28,682,687
                           1.02%    8/22/2003    15,980,000        15,970,492
                           1.12%     9/3/2003    30,300,000        30,268,892
                           1.03%     9/5/2003     5,200,000         5,194,793
                           0.96%     9/9/2003    10,000,000         9,989,600
                           1.22%    9/15/2003     4,300,000         4,320,403
                           0.97%    9/26/2003    20,800,000        20,768,615
                           0.98%    10/3/2003    31,800,000        31,745,463
                           0.98%    10/8/2003    23,500,000        23,456,721
                           0.99%   11/14/2003    31,750,000        31,658,322
                           1.40%     6/2/2004    10,000,000        10,000,000
                           1.30%    6/30/2004     5,000,000         5,000,000
                                                               --------------
                                                                  283,071,224
                                                               --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (26.92%)
                           1.20%     8/1/2003    21,200,000        21,200,000
                           1.15%     8/7/2003    25,000,000        24,995,208
                           1.00%    8/12/2003     5,470,000         5,468,329
                           1.14%    8/14/2003    10,980,000        10,975,500
                           1.01%    8/19/2003    31,570,000        31,554,057
                           1.03%    8/26/2003    19,680,000        19,665,923
                           0.97%    8/29/2003     7,800,000         7,794,115
                           1.17%     9/2/2003    15,630,000        15,613,745
                           1.13%     9/3/2003    10,000,000         9,989,641
                           1.17%     9/4/2003    22,690,000        22,665,035
                           1.02%    9/16/2003    23,300,000        23,269,632
                           1.15%    9/19/2003    20,000,000        19,968,694
                           1.16%    9/30/2003     6,300,000         6,287,820
                           1.02%   10/16/2003    16,900,000        16,863,787
                           1.02%   10/24/2003    49,140,000        49,023,620
                                                               --------------
                                                                  285,335,106
                                                               --------------

                                    MATURITY     PRINCIPAL
    NAME OF ISSUER(F)      YIELD      DATE        AMOUNT          VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
GOVERNMENT & AGENCIES SECURITIES (CONTINUED)
-----------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (46.16%)
                           1.16%     8/6/2003   $38,600,000    $   38,593,781
                           1.05%    8/15/2003    13,465,000        13,479,183
                           1.17%    8/27/2003    26,080,000        26,059,485
                           1.18%    8/29/2003    42,480,000        42,441,924
                           1.00%     9/2/2003    10,240,000        10,230,898
                           1.00%    9/10/2003    25,000,000        24,973,222
                           0.96%    9/17/2003    16,200,000        16,179,802
                           0.97%    9/24/2003    32,780,000        32,735,795
                           1.05%    9/30/2003    30,615,000        30,563,424
                           0.98%    10/1/2003    40,000,000        39,933,578
                           0.99%    10/8/2003     9,570,000         9,552,195
                           0.89%   10/15/2003    47,000,000        46,913,481
                           0.98%   10/22/2003    27,395,000        27,335,853
                           0.95%   10/29/2003    40,000,000        39,907,045
                           1.26%   11/15/2003     4,219,000         4,241,602
                           0.97%   12/12/2003    23,730,000        23,644,961
                           0.98%   12/17/2003    22,000,000        21,917,353
                           1.15%   12/22/2003       670,000           680,755
                           1,14%    2/13/2004     4,900,000         5,003,028
                           0.99%    6/17/2004    25,000,000(d)     24,997,780
                           1.25%    8/27/2004    10,000,000        10,000,000
                                                               --------------
                                                                  489,385,145
                                                               --------------
STUDENT LOAN MARKETING ASSOCIATION (1.14%)
                           1.10%    4/23/2004     2,000,000         2,052,567
                           1.01%    9/18/2004    10,000,000(d)      9,999,745
                                                               --------------
                                                                   12,052,312
-----------------------------------------------------------------------------
Total Government & Agencies Securities
 (amortized cost: $1,069,843,787)                              $1,069,843,787
-----------------------------------------------------------------------------
Total Investments in Securities
 (amortized cost: $1,069,843,787)(b)                           $1,069,843,787
-----------------------------------------------------------------------------

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                           TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                                 JULY 31, 2003
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
ALABAMA (1.98%)
City of Birmingham, LOC
 Societe General             0.85%    10/1/2015   $ 2,400,000(e) $  2,400,000
Mobile Industrial
 Development Board, LOC
 Bayerische Landesbank       0.80%     6/1/2032    10,100,000(e)   10,100,000
Mobile Industrial
 Development Board (Dock &
 Wharf), LOC Wachovia Bank   0.85%     6/1/2032     6,265,000(e)    6,265,000
                                                                 ------------
                                                                   18,765,000
                                                                 ------------
ARIZONA (1.95%)
Apache County IDR, LOC
 Toronto Dominion Bank       0.90%   12/15/2018    11,600,000(e)   11,600,000
Glendale IDA Senior Living
 Facilities Revenue
 (Friendship Retirement
 Project), LOC Wells Fargo
 Bank                        0.90%    12/1/2014     1,110,000(e)    1,110,000
Phoenix IDA, MFHR (Del Mar
 Terrace) Guaranty: FHLMC    0.85%    10/1/2029     3,000,000(e)    3,000,000
Tucson IDA (La Entrada
 Apartments Project),
 Guaranty: FNMA              0.85%    7/15/2031     2,750,000(e)    2,750,000
                                                                 ------------
                                                                   18,460,000
                                                                 ------------
CALIFORNIA (5.10%)
Bay Area Toll Authority
 Bridge Revenue, AMBAC
 Insured                     0.78%     4/1/2029     4,600,000(e)    4,600,000
City of Irvine Import Board
 Act of 1915, LOC Bank of
 America                     0.85%     9/2/2025       491,000(e)      491,000
City of Irvine Ranch Water
 District, LOC Landesbank
 Hessen-Thuringen            0.85%   11/15/2013     2,200,000(e)    2,200,000

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
CALIFORNIA (CONTINUED)
City of Irvine Ranch Water
District, LOC State Street   0.85%     1/1/2021   $   800,000(e) $    800,000
City of Irvine Ranch Water
 District Certificate, LOC
 Toronto Dominion            0.85%     8/1/2016       300,000(e)      300,000
Los Angeles Regional
 Airport Improvement
 Authority (L.A.
 International), LOC
 Societe General             1.00%    12/1/2025       500,000(e)      500,000
San Joaquin Hills Revenue,
 MBIA Insured                0.90%    1/15/2004     7,000,000       6,971,412
Southern California Public
 Power, AMBAC Insured        0.78%     7/1/2019     8,500,000(e)    8,500,000
State Department of Water
 Resources Revenue, FSA
 Insured                     0.83%     5/1/2022    13,800,000(e)   13,800,000
State Department of Water
 Resources Revenue, LOC
 Landesbank Hessen-
 Thuringen                   0.86%     5/1/2022     7,745,000(e)    7,745,000
State Infrastructure and
 Economy, AMBAC Insured      0.85%     4/1/2042       600,000(e)      600,000
Statewide Development
 Authority, AMBAC Insured    0.78%    8/15/2032     1,700,000(e)    1,700,000
                                                                 ------------
                                                                   48,207,412
                                                                 ------------
COLORADO (2.89%)
Adams County IDR, LOC
 Citibank                    0.85%    11/1/2008     3,400,000(e)    3,400,000
Aurora Centretech Metro
 District, LOC BNP Paribas   1.55%    12/1/2003     1,000,000       1,000,000

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                           TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COLORADO (CONTINUED)
Douglas County Multifamily
 (Autumn Chase), Guaranty:
 FHLMC                       0.85%    12/1/2029   $ 3,900,000(e) $  3,900,000
Interstate South Metro
 District, LOC BNP Paribas   1.90%    11/1/2003     3,230,000       3,230,000
Jefferson County Revenue,
 LOC Wells Fargo Bank        0.90%     6/1/2010     1,315,000(e)    1,315,000
NBC Metropolitan District
 GO, LOC U.S. Bank           1.55%    12/1/2003     2,110,000       2,110,000
Pinery West Metro District
 2, LOC U.S. Bank            1.30%    11/1/2003     7,400,000       7,400,000
State Education & Cultural
 Facilities Authority
 Revenue, LOC Wells Fargo
 Bank                        0.90%     1/1/2021     1,520,000(e)    1,520,000
State Education & Cultural
 Facilities Authority
 Revenue, LOC Wells Fargo
 Bank                        0.90%    12/1/2033       300,000(e)      300,000
State Health Facilities
 Authority, MBIA Insured     0.80%    5/15/2020       102,000(e)      102,000
State Health Facilities
 Authority (Visiting
 Nurses), LOC Wells Fargo
 Bank                        0.95%     7/1/2022       740,000(e)      740,000
Willow Trace Metro District
 (Arapahoe County), LOC
 U.S. Bank                   1.55%    12/1/2003     2,290,000       2,290,000
                                                                 ------------
                                                                   27,307,000
                                                                 ------------
DISTRICT OF COLUMBIA (2.13%)
District Convention Center
 Authority Revenue, AMBAC
 Insured                     1.03%    10/1/2003     3,315,000       3,334,002
District GO, MBIA Insured    0.88%     6/1/2031    12,500,000(e)   12,500,000
District Revenue Pooled
 Loan, LOC Bank of America   0.85%     1/1/2029     4,345,000(e)    4,345,000
                                                                 ------------
                                                                   20,179,002
                                                                 ------------

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
FLORIDA (7.13%)
Alachua County Health
 Facilities Authority, LOC
 BNP Paribas                 0.90%    10/1/2032   $ 3,200,000(e) $  3,200,000
Alachua County Health
 Facilities Authority, MBIA
 Insured                     0.83%    12/1/2026     5,300,000(e)    5,300,000
Collier County Health
 Facilities Authority, LOC
 Wachovia Bank               0.85%    12/1/2024     6,100,000(e)    6,100,000
Dade County IDA Revenue
 (Dolphins Stadium), LOC
 Societe Generale            0.85%     1/1/2016     2,600,000(e)    2,600,000
Jacksonville Health
 Facilities Authority
 Hospital Revenue, MBIA
 Insured                     0.85%    8/15/2019     4,400,000(e)    4,400,000
Lakeland Energy System
 Revenue, LOC Toronto
 Dominion                    0.85%    10/1/2035     1,100,000(e)    1,100,000
Miami Health Facilities
 Authority (Mercy
 Hospital), LOC Bank of
 America                     0.85%     8/1/2020     6,835,000(e)    6,835,000
Orange County School Board,
 AMBAC Insured               0.85%     8/1/2025       300,000(e)      300,000
Palm Beach County Housing
 Finance Development
 Authority LOC, CS First
 Boston                      0.85%    11/1/2007     3,500,000(e)    3,500,000
Pasco County Water & Sewer
 Revenue, FSA Insured        1.49%    10/1/2003     3,500,000       3,514,506
Pinellas County Education
 Facilities Authority, LOC
 Wachovia Bank               0.80%    10/8/2003     1,300,000       1,300,000
St. John's County Housing
 Finance Authority, FNMA
 Collateralized              0.85%    2/15/2028    11,600,000(e)   11,600,000

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                           TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
FLORIDA (CONTINUED)
St. John's County IDA
 Health Care (Glenmoor
 Project), LOC LaSalle Bank  0.85%     1/1/2007   $10,100,000(e) $ 10,100,000
State Housing Financial
 Agency, FHLMC
 Collateralized              0.80%     7/1/2007       470,000(e)      470,000
State Municipal Power
 Agency, LOC Wachovia Bank   0.79%    10/8/2003     2,100,000       2,100,000
West Orange Health District
 Revenue, LOC Suntrust Bank  0.85%     2/1/2022     5,000,000(e)    5,000,000
                                                                 ------------
                                                                   67,419,506
                                                                 ------------
GEORGIA (6.11%)
Clayton County Housing
 Authority, FNMA
 Collateralized              0.85%     9/1/2026     5,800,000(e)    5,800,000
DeKalb County Development
 Authority Revenue (Metro
 Atlanta YMCA Project), LOC
 Wachovia Bank               0.85%     6/1/2020     1,000,000(e)    1,000,000
DeKalb Private Hospital
 Authority, LOC SunTrust
 Bank                        0.85%    12/1/2017     1,500,000(e)    1,500,000
DeKalb Private Hospital
 Authority, LOC SunTrust
 Bank                        0.85%     3/1/2024     2,100,000(e)    2,100,000
DeKalb Private Hospital
 Authority (Children's
 Health Care Project), LOC
 SunTrust Bank               0.85%    12/1/2028     2,100,000(e)    2,100,000
Marietta Housing Authority
 MFHR, FNMA Collateralized   0.85%     7/1/2024     9,825,000(e)    9,825,000
Marietta Housing Authority
 MFHR (Summit), FNMA
 Collateralized              0.85%    5/15/2007     5,300,000(e)    5,300,000

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
GEORGIA (CONTINUED)
Metropolitan Atlanta Rapid
 Transit, LOC Westdeutsche
 Landesbank                  0.80%     7/1/2025   $12,545,000(e) $ 12,545,000
Savannah Downtown Revenue
 Authority, LOC Wachovia
 Bank                        0.85%    10/1/2007     6,000,000(e)    6,000,000
State Municipal Electric
 Authority, LOC Landesbank
 Hessen- Thuringen           0.80%     8/6/2003     7,600,000       7,600,000
State Municipal Electric
 Authority, FSA Insured      0.80%     1/1/2016     4,000,000(e)    4,000,000
                                                                 ------------
                                                                   57,770,000
                                                                 ------------
ILLINOIS (7.39%)
City of Chicago Tender
 Notes, LOC Landesbank
 Hessen-Thuringen            1.28%    12/4/2003     7,000,000       7,000,000
City of Elmhurst Revenue,
 LOC Dexia CLF               0.85%     7/1/2018     9,355,000(e)    9,355,000
City of Galesburg Revenue
 (Knox College), LOC
 LaSalle Bank                0.85%     7/1/2024     2,000,000(e)    2,000,000
City of Galesburg Revenue
 (Knox College), LOC
 LaSalle Bank                0.95%     3/1/2031     4,200,000(e)    4,200,000
Joliet Port District,
 Guaranty: ExxonMobil Corp   0.85%    10/1/2024       600,000(e)      600,000
State Development Finance
 Authority (A.E. Staley
 Manufacturing), LOC UBS AG  0.80%    12/1/2005     1,600,000(e)    1,600,000
State Development Finance
 Authority (Council for
 Jewish Elderly), LOC
 LaSalle Bank                0.85%     3/1/2015     4,000,000(e)    4,000,000
State Development Finance
 Authority, MBIA Insured     0.80%     5/1/2028     6,000,000(e)    6,000,000

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                           TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
ILLINOIS (CONTINUED)
State Development Finance
 Authority Pollution
 Control, LOC Bank One       0.90%     9/1/2008   $ 4,000,000(e) $  4,000,000
State Development Finance
 Authority Pollution
 Control (Amoco Oil), LOC
 UBS AG                      0.90%    11/1/2012     1,100,000(e)    1,100,000
State Health Facilities
 Authority (Resurrection
 Health), FSA Insured        0.85%    5/15/2029     6,300,000(e)    6,300,000
State Health Facilities
 Authority Revenue, MBIA
 Insured                     0.80%     7/1/2024     3,690,000(e)    3,690,000
State Health Facilities
 Authority Revenue, LOC
 Harris Trust & Savings      0.90%    8/15/2032     4,500,000(e)    4,500,000
State Health Facilities
 Authority Revenue, LOC
 U.S. Bank                   0.85%     3/1/2031     3,000,000(e)    3,000,000
State Toll Highway Priority
 Revenue, MBIA Insured       0.80%     1/1/2010     9,100,000(e)    9,100,000
State Toll Highway Revenue,
 FSA Insured                 0.90%     1/1/2017     3,500,000(e)    3,500,000
                                                                 ------------
                                                                   69,945,000
                                                                 ------------
INDIANA (1.50%)
State Health Facilities
 Finance Authority (Capital
 Access Pool), LOC Comerica
 Bank                        0.85%     1/1/2012       700,000(e)      700,000
State Health Facilities
 Finance Authority, LOC
 Comerica Bank               0.85%     4/1/2012     2,495,000(e)    2,495,000
State Health Facilities
 Finance Authority, LOC
 Comerica Bank               0.85%     1/1/2016     2,700,000(e)    2,700,000

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
INDIANA (CONTINUED)
State Health Facilities
 Finance Authority, LOC
 U.S. Bank                   0.85%     1/1/2022   $   365,000(e) $    365,000
State Municipal Power
 Agency, LOC Toronto
 Dominion                    0.85%     1/1/2018     7,900,000(e)    7,900,000
                                                                 ------------
                                                                   14,160,000
                                                                 ------------
IOWA (4.59%)
State Finance Authority
 Revenue (Burlington
 Medical Center), FSA
 Insured                     0.90%     6/1/2027       100,000(e)      100,000
State Finance Authority
 Revenue (Diocese Of Sioux
 City), LOC Wells Fargo
 Bank                        0.90%     3/1/2019     3,825,000(e)    3,825,000
State Finance Authority
 Revenue, MBIA Insured       0.80%    8/15/2012     4,800,000(e)    4,800,000
State Finance Authority
 Revenue (Museum
 Facilities), LOC Wells
 Fargo Bank                  0.90%     5/1/2012     3,370,000(e)    3,370,000
State Finance Authority
 Revenue (Private
 Colleges), LOC U.S. Bank    0.95%     7/1/2031     1,300,000(e)    1,300,000
State Finance Authority
 Revenue (Small Business
 Development), Guaranty: E.
 I. DuPont de Nemours        0.90%    11/1/2015       300,000(e)      300,000
State Finance Authority
 Revenue (YMCA &
 Rehabilitation Center),
 LOC Bank of America         0.90%     4/1/2025     2,885,000(e)    2,885,000
State Higher Education Loan
 Authority Revenue, LOC
 LaSalle Bank                0.90%    11/1/2030       615,000(e)      615,000
State Higher Education Loan
 Authority Revenue, LOC US
 Bank                        0.95%    10/1/2025     1,735,000(e)    1,735,000

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                           TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
IOWA (CONTINUED)
State Higher Education Loan
 Authority Revenue, LOC
 Wells Fargo Bank            0.90%    11/1/2016   $ 9,300,000(e) $  9,300,000
State Higher Education Loan
 Authority Revenue (Palmer
 Chiropractic), LOC LaSalle
 Bank                        0.87%     4/1/2027     8,570,000(e)    8,570,000
Webster County Education,
 LOC Wells Fargo Bank        0.90%     7/1/2020     2,400,000(e)    2,400,000
Woodbury County (Siouxland
 Regional Cancer Center),
 LOC Wells Fargo Bank        0.90%    12/1/2014     4,225,000(e)    4,225,000
                                                                 ------------
                                                                   43,425,000
                                                                 ------------
KANSAS (0.11%)
State Development Authority
 Health Facilities Revenue
 (Stormont Vail
 Healthcare), MBIA Insured   0.95%   11/15/2023     1,000,000(e)    1,000,000
                                                                 ------------
LOUISIANA (3.94%)
Lake Charles Harbor &
 Revenue (Conoco Inc.), LOC
 Bank One                    0.85%     9/1/2029     2,800,000(e)    2,800,000
South Louisiana Port
 Commission (Marine
 Terminal), LOC Bayerische
 Landesbank                  0.85%     7/1/2021     1,950,000(e)    1,950,000
State Public Facilities
 Authority, AMBAC Insured    0.75%     8/4/2003    21,000,000      21,000,000
State Public Facilities
 Authority, LOC Bank One     0.85%    12/1/2015     1,400,000(e)    1,400,000
State Public Facilities
 Authority (Emberwood), LOC
 GE Capital                  0.85%    10/1/2022     2,900,000(e)    2,900,000

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
LOUISIANA (CONTINUED)
State Public Facilities
 Authority (Kenner Hotel),
 LOC Bank of America         0.98%    8/13/2003   $ 3,100,000    $  3,100,000
State Offshore Terminal
 Authority (Deepwater
 Port), LOC Bank One         0.90%    10/1/2019     4,105,000(e)    4,105,000
                                                                 ------------
                                                                   37,255,000
                                                                 ------------
MAINE (0.38%)
State Health & Higher
 Education (Bowdoin
 College), LOC State Street
 Bank & Trust                0.86%     7/1/2025     3,565,000(e)    3,565,000
                                                                 ------------
MARYLAND (2.81%)
City of Baltimore Public
 Improvement, FGIC Insured   0.85%    10/1/2022    10,500,000(e)   10,500,000
Montgomery County Housing
 Opportunities (Oakwood
 Apartments), LOC FHLMC      0.85%    11/1/2007    13,050,000(e)   13,050,000
State Health & Higher
 Education Facilities, LOC
 U.S. Bank                   0.85%     4/1/2035     3,000,000(e)    3,000,000
                                                                 ------------
                                                                   26,550,000
                                                                 ------------
MASSACHUSETTS (1.81%)
State Health and
 Educational Facilities
 Authority Revenue (Capital
 Assets Program), MBIA
 Insured                     0.75%     1/1/2019       900,000(e)      900,000
State Health and
 Educational Facilities
 Authority Revenue (Capital
 Assets Program), MBIA
 Insured                     0.74%    10/1/2027     2,150,000(e)    2,150,000

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                           TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
MASSACHUSETTS (CONTINUED)
State Health and
 Educational Facilities
 Authority Revenue (Capital
 Assets Program), MBIA
 Insured                     0.85%     1/1/2035   $   600,000(e) $    600,000
State Water Resource
 Authority, FGIC Insured     0.75%     8/1/2023    10,900,000(e)   10,900,000
State Water Resource
 Authority, FGIC Insured     0.85%    11/1/2026     2,600,000(e)    2,600,000
                                                                 ------------
                                                                   17,150,000
                                                                 ------------
MICHIGAN (5.04%)
City of Detroit Sewer
 Disposal Revenue, FGIC
 Insured                     0.85%     7/1/2029     1,900,000(e)    1,900,000
City of Detroit Sewer
 Disposal Revenue, MBIA
 Insured                     0.76%     7/1/2023     2,500,000(e)    2,500,000
Ingham County Economic
 Development (Martin
 Luther), LOC Bank One       0.90%     4/1/2022       975,000(e)      975,000
State Grant Anticipation
 Notes, FSA Insured          0.82%    9/15/2008    10,300,000(e)   10,300,000
State Grant Anticipation
 Notes, FSA Insured          0.85%    9/15/2008     6,400,000(e)    6,400,000
State Housing Development
 Authority (Rental
 Housing), MBIA Insured      0.83%     4/1/2024     1,680,000(e)    1,680,000
State GO                     0.95%   10/14/2003    12,000,000      12,000,000
State Strategic Fund (Clark
 Retirement), LOC Fifth
 Third Bank                  0.85%     6/1/2031     3,100,000(e)    3,100,000
University of Michigan
 Revenue                     0.85%     4/1/2032     8,830,000(e)    8,830,000
                                                                 ------------
                                                                   47,685,000
                                                                 ------------

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
MINNESOTA (4.88%)
Arden Hills Housing &
 Health Care Facilities
 Revenue, LOC U.S. Bank      0.95%     9/1/2029   $   150,000(e) $    150,000
Beltrami County
 Environmental Revenue, LOC
 Toronto Dominion            0.85%    12/1/2021       900,000(e)      900,000
City of Cohasset (MN Power
 & Light Project), LOC ABN
 AMRO                        0.90%     6/1/2020       225,000(e)      225,000
City of Cohasset (MN Power
 & Light Project), LOC ABN
 AMRO                        0.90%    12/1/2007       200,000(e)      200,000
City of Maple Grove MFHR,
 LOC Wells Fargo Bank        0.85%    11/1/2031     3,370,000(e)    3,370,000
City of Mendota Heights
 Housing Mortgage Revenue,
 LOC Wells Fargo Bank        0.85%    11/1/2031     1,500,000(e)    1,500,000
City of Minneapolis MFHR,
 LOC Wells Fargo Bank        0.85%    12/1/2027     7,570,000(e)    7,570,000
City of Minneapolis Nursing
 Home Revenue, LOC Wells
 Fargo Bank                  0.85%    12/1/2027     9,420,000(e)    9,420,000
City of Minneapolis
 Revenue, LOC Wells Fargo
 Bank                        0.85%    11/1/2016       940,000(e)      940,000
City of St. Paul (Science
 Museum Project), LOC U.S.
 Bank                        0.90%     5/1/2027     2,340,000(e)    2,340,000
State Aid Anticipation
 Program                     1.46%    8/20/2003    15,000,000      15,005,997
State Higher Education
 Facility Authority, LOC
 Harris Trust & Savings      0.90%    10/1/2020       320,000(e)      320,000
State Higher Education
 Facility Authority, LOC
 U.S. Bank                   0.86%     4/1/2027     4,250,000(e)    4,250,000
                                                                 ------------
                                                                   46,190,997
                                                                 ------------

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                           TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
MISSISSIPPI (0.06%)
Jackson County PCR,
 Guaranty: ChevronTexaco
 Corporation                 0.85%     6/1/2023   $   600,000(e) $    600,000
                                                                 ------------
MISSOURI (0.97%)
City of Independence IDA
 Revenue, LOC Dexia Group    0.90%    11/1/2027     1,235,000(e)    1,235,000
St. Charles County
 Industrial Development
 Authority (Remington
 Apartments), Guaranty:
 FNMA                        0.85%     2/1/2023     2,000,000(e)    2,000,000
State Health & Educational
 Facilities Authority (St.
 Francis Medical Center),
 LOC Dexia CLF               0.90%     6/1/2026       250,000(e)      250,000
State Development Finance
 Board Revenue, LOC U.S.
 Bank                        0.95%     6/1/2033     5,735,000(e)    5,735,000
                                                                 ------------
                                                                    9,220,000
                                                                 ------------
NEBRASKA (1.77%)
Lancaster County Hospital
 Authority (Immanuel), LOC
 LaSalle Bank                0.90%     7/1/2030     5,485,000(e)    5,485,000
Lancaster County Hospital
 Revenue, AMBAC Insured      0.90%     6/1/2018     5,000,000(e)    5,000,000
Scotts Bluff County
 Hospital Authority, LOC U.
 S. Bank                     0.90%    12/1/2031     4,225,000(e)    4,225,000
State Education Finance
 Authority Revenue, AMBAC
 Insured                     0.90%     3/1/2033     2,000,000(e)    2,000,000
                                                                 ------------
                                                                   16,710,000
                                                                 ------------

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
NEVADA (0.29%)
Clark County Airport
 Revenue, LOC Bayerische
 Landesbank                  0.76%     7/1/2029   $ 1,600,000(e) $  1,600,000
Clark County Airport
 Revenue, LOC Westdeutsche
 Landesbank                  0.80%     7/1/2025     1,100,000(e)    1,100,000
                                                                 ------------
                                                                    2,700,000
                                                                 ------------
NEW HAMPSHIRE (1.06%)
Manchester General Airport
 Revenue, FSA Insured        0.90%     1/1/2032     7,000,000(e)    7,000,000
State Health & Education
 Facilities Revenue, FSA
 Insured                     0.85%     8/1/2031     2,000,000(e)    2,000,000
State Higher Education &
 Health Facility, LOC FGIC   0.85%     7/1/2021       990,000(e)      990,000
                                                                 ------------
                                                                    9,990,000
                                                                 ------------
NEW YORK (11.48%)
City of Babylon IDA
 Resource Recovery Revenue,
 FSA Insured                 0.88%     1/1/2019     5,000,000(e)    5,000,000
Jay Street Development
 Corp, LOC Toronto Dominion  0.78%     5/1/2021     5,700,000(e)    5,700,000
Nassau County Finance
 Authority, FSA Insured      0.78%   11/15/2022     8,250,000(e)    8,250,000
New York City GO, MBIA
 Insured                     0.85%    8/15/2004     2,200,000       2,200,000
New York City GO, MBIA
 Insured                     0.85%     8/1/2014       900,000(e)      900,000
New York City GO, LOC JP
 Morgan Chase                0.87%     8/1/2016     2,650,000(e)    2,650,000
New York City GO, LOC JP
 Morgan Chase                0.91%    8/15/2018       400,000(e)      400,000
New York City GO, LOC JP
 Morgan Chase                0.91%    8/15/2019       140,000(e)      140,000
New York City GO, LOC JP
 Morgan Chase                0.91%    8/15/2020     1,200,000(e)    1,200,000

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                           TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
NEW YORK (CONTINUED)
New York City GO, LOC JP
 Morgan Chase                0.91%     8/1/2021   $   500,000(e) $    500,000
New York City GO, MBIA
 Insured                     0.85%    8/15/2022     1,400,000(e)    1,400,000
New York City GO, MBIA
 Insured                     0.85%    8/15/2023       300,000(e)      300,000
State Energy Research and
 Development Authority PCR,
 LOC Bank One                0.85%     6/1/2029     1,600,000(e)    1,600,000
State Energy Research and
 Development Authority PCR
 (Orange & Rockland
 Project), FGIC Insured      0.73%    10/1/2014     3,500,000(e)    3,500,000
State Local Government
 Assistance Corporation,
 LOC Bank of Nova Scotia     0.73%     4/1/2025    32,465,000(e)   32,465,000
State Local Government
 Assistance Corporation,
 FGIC Insured                0.75%     4/1/2021     8,500,000(e)    8,500,000
Triborough Bridge & Tunnel
 Authority, FSA Insured      0.78%     1/1/2032    19,000,000(e)   19,000,000
Triborough Bridge & Tunnel
 Authority, AMBAC Insured    0.78%     1/1/2032    10,000,000(e)   10,000,000
Triborough Bridge & Tunnel
 Authority, FSA Insured      0.78%     1/1/2031     4,900,000(e)    4,900,000
                                                                 ------------
                                                                  108,605,000
                                                                 ------------
NORTH CAROLINA (0.85%)
City of Greensboro
 Enterprise System Revenue,
 LOC Bank of America         0.80%     6/1/2024     2,300,000(e)    2,300,000
State Education Facilities
 Finance Agency Revenue
 (Elon College), LOC Bank
 of America                  0.85%     1/1/2019     2,165,000(e)    2,165,000

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
NORTH CAROLINA (CONTINUED)
State Medical Care
 Commission Hospital (Angel
 Medical Care Center), LOC
 Wachovia Bank               0.85%    10/1/2016   $ 3,200,000(e) $  3,200,000
State Medical Care
 Commission Revenue, LOC
 Wachovia Bank               0.90%    10/1/2013       300,000(e)      300,000
State Medical Care
 Commission Revenue
 (Carolina Meadows
 Project), LOC Wachovia
 Bank                        0.90%     6/1/2028       100,000(e)      100,000
                                                                 ------------
                                                                    8,065,000
                                                                 ------------
OHIO (3.47%)
City of Cleveland Income
 Tax Revenue, AMBAC Insured  0.80%    5/15/2024     5,100,000(e)    5,100,000
Cuyahoga County Hospital
 Revenue, LOC JP Morgan      0.85%     1/1/2016     1,150,000(e)    1,150,000
Franklin County Hospital
 Revenue, LOC JP Morgan
 Chase                       0.80%    12/1/2020     4,550,000(e)    4,550,000
Franklin County Hospital
 Revenue, LOC JP Morgan
 Chase                       0.80%    12/1/2021     2,855,000(e)    2,855,000
Hamilton County Health
 Alliance, MBIA Insured      0.80%     1/1/2018     5,051,000(e)    5,051,000
State Housing Finance
 Agency MFHR (Kenwood
 Retirement), LOC JP Morgan
 Chase                       0.90%    12/1/2015     4,200,000(e)    4,200,000
Warren County Health Care
 Facility (Otterbein
 Homes), LOC Fifth Third
 Bank                        0.93%     7/1/2023     9,929,000(e)    9,929,000
                                                                 ------------
                                                                   32,835,000
                                                                 ------------

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                           TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
OREGON (0.42%)
Tri-County Metropolitan
 Transportation District,
 LOC Bayerische Landesbank   0.80%    12/1/2021   $ 4,000,000(e) $  4,000,000
                                                                 ------------
PENNSYLVANIA (2.81%)
Bedford County IDA, LOC
 Wachovia Bank               0.85%    11/1/2005     3,200,000(e)    3,200,000
Delaware Valley Finance
 Authority, LOC Toronto
 Dominion                    0.85%    12/1/2020     2,500,000(e)    2,500,000
Emmaus General Authority
 Revenue, LOC Goldman Sachs  0.88%     3/1/2024     4,800,000(e)    4,800,000
Montgomery County
 Redevelopment Authority,
 LOC FNMA                    0.80%    8/15/2031    10,300,000(e)   10,300,000
Schuykill County IDA, LOC
 Dexia Group                 0.90%    12/1/2022     1,005,000(e)    1,005,000
Washington County (Higher
 Education Pool Lease), LOC
 Wachovia Bank               0.93%    11/1/2005     4,800,000(e)    4,800,000
                                                                 ------------
                                                                   26,605,000
                                                                 ------------
RHODE ISLAND (0.47%)
State Health and Education
 Building Corporation, LOC
 Bank of New York            0.86%     7/1/2031     4,400,000(e)    4,400,000
                                                                 ------------
SOUTH CAROLINA (2.57%)
Florence County Hospital
 Revenue (McLeod Regional
 Medical Center), FGIC
 Insured                     0.90%    11/1/2015     2,800,000(e)    2,800,000
Rock Hill Utility Systems
 Revenue, AMBAC Insured      0.80%     1/1/2023     5,560,000(e)    5,560,000
State Housing Finance
 Development Authority,
 Guaranty: FHLMC             0.85%     8/1/2031     8,600,000(e)    8,600,000

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
SOUTH CAROLINA (CONTINUED)
State Housing Finance
 Development Authority
 (Oakridge McGuire), LOC
 Wachovia Bank               0.85%     7/1/2007   $ 1,890,000(e) $  1,890,000
State Job Development
 Authority (Catholic
 Diocese), LOC Bank of
 America                     0.90%     9/1/2016     4,400,000(e)    4,400,000
State Job Development
 Authority (Orangeburg
 Regional Medical Center),
 AMBAC Insured               0.80%    2/15/2028     1,090,000(e)    1,090,000
                                                                 ------------
                                                                   24,340,000
                                                                 ------------
SOUTH DAKOTA (0.11%)
Lawrence County PCR, LOC JP
 Morgan Chase                0.90%     7/1/2032     1,000,000(e)    1,000,000
                                                                 ------------
TENNESSEE (1.27%)
Chattanooga-Hamilton
 County, FSA Insured         1.49%    10/1/2003     2,000,000       2,012,422
Clarksville Public Building
 Authority Revenue, LOC
 Bank of America             0.85%    11/1/2027     4,690,000(e)    4,690,000
Hamilton County Industrial
 Development (Aquarium),
 LOC Bank of America         0.85%     3/1/2015     1,100,000(e)    1,100,000
Nashville & Davison County
 Health and Educational
 Facility (Meharry Medical
 College Project), LOC Bank
 of America                  0.85%     8/1/2018     4,210,000(e)    4,210,000
                                                                 ------------
                                                                   12,012,422
                                                                 ------------

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                           TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
TEXAS (6.02%)
Austin Industrial
 Development Corporation,
 LOC Bank One                0.85%    12/1/2014   $ 1,050,000(e) $  1,050,000
Bexar County Housing
 Financial Authority, LOC
 FNMA                        0.85%    9/15/2026     5,100,000(e)    5,100,000
City of Brownsville Utility
 System Revenue, MBIA
 Insured                     0.80%     9/1/2027     2,885,000(e)    2,885,000
City of Houston GO, FSA
 Insured                     1.10%     3/1/2004     4,500,000       4,601,391
Corpus Christi Port
 Authority, LOC Toronto
 Dominion Bank               0.85%     9/1/2014     2,500,000(e)    2,500,000
Gulf Coast IDA , Guaranty
 BP Amoco                    1.00%    12/1/2003     4,065,000       4,065,000
Harris County Health
 Facilities, MBIA Insured    0.92%    10/1/2029     1,000,000(e)    1,000,000
Houston Hotel Occupancy
 Tax, AMBAC Insured          1.47%     9/1/2003     3,250,000       3,259,628
Port Development
 Corporation Marine
 Terminal, LOC CIBC          0.85%    1/15/2014     1,300,000(e)    1,300,000
San Antonio Health
 Facilities Authority
 (Clinical Foundation
 Project), LOC Wells Fargo
 Bank                        0.90%     6/1/2020     2,200,000(e)    2,200,000
Tarrant County Housing
 Finance Corporation
 Revenue, FNMA
 Collateralized              0.85%    2/15/2018     4,000,000(e)    4,000,000
State Tax & Revenue
 Anticipation Note           1.43%    8/29/2003    25,000,000      25,025,526
                                                                 ------------
                                                                   56,986,545
                                                                 ------------

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
UTAH (3.51%)
Intermountain Power Agency,
 LOC Bank of Nova Scotia     0.99%    8/13/2003   $12,400,000    $ 12,400,000
Provo Municipal Building
 Authority Lease, LOC Wells
 Fargo Bank                  0.90%     5/1/2012     3,875,000(e)    3,875,000
Salt Lake City Revenue, LOC
 Wells Fargo Bank            0.90%    12/1/2021    12,950,000(e)   12,950,000
State Transit Authority
 Sales Tax &
 Transportation, LOC
 Bayerische Landesbank       0.80%     9/1/2030     4,000,000(e)    4,000,000
                                                                 ------------
                                                                   33,225,000
                                                                 ------------
VIRGINIA (1.01%)
Alexandria IDA (Pooled
 Income Project), LOC Bank
 of America                  0.85%     7/1/2026     3,650,000(e)    3,650,000
Hampton Redevelopment and
 Housing Authority MFHR
 (Shoreline Apartments
 Project), Guaranty FHLMC    0.85%    12/1/2019     2,410,000(e)    2,410,000
Harrisburg Redevelopment
 MFHR, LOC Bank One          0.89%     3/1/2016     2,000,000(e)    2,000,000
Lancaster County IDA, LOC
 Bank of America             0.85%     1/1/2020     1,475,000(e)    1,475,000
                                                                 ------------
                                                                    9,535,000
                                                                 ------------
WASHINGTON (4.10%)
King County Association,
 LOC Key Bank                0.90%    8/29/2003     5,000,000       4,996,500
Seattle Water System
 Revenue, LOC Bayerische
 Landesbank                  0.70%     9/1/2025     4,800,000(e)    4,800,000
State Economic Development
 Revenue (Pioneer Human
 Services), LOC U.S. Bank    0.95%     9/1/2018     2,080,000(e)    2,080,000

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                           TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
WASHINGTON (CONTINUED)
State Health Care
 Facilities Revenue, MBIA
 Insured                     1.00%    2/15/2027   $   350,000(e) $    350,000
State Housing and Finance
 Commission, LOC Wells
 Fargo Bank                  0.85%     7/1/2028     4,800,000(e)    4,800,000
State Housing and Finance
 Commission (Christa), LOC
 U.S. Bank                   0.90%     7/1/2011     1,000,000(e)    1,000,000
State Housing and Finance
 Commission (Riverview
 Retirement), LOC U.S. Bank  0.90%     7/1/2022     2,100,000(e)    2,100,000
State Housing and Finance
 Commission (Rockwood
 Retirement Home), LOC
 Wells Fargo Bank            1.00%     1/1/2030       200,000(e)      200,000
State Housing and Finance
 Commission (YMCA of
 Seattle), LOC U.S. Bank     0.90%     7/1/2011     2,275,000(e)    2,275,000
State Public Power (Nuclear
 Supply), LOC JP Morgan
 Chase                       0.80%     7/1/2018     9,610,000(e)    9,610,000
State Public Power Supply,
 MBIA Insured                0.80%     7/1/2012     6,555,000(e)    6,555,000
                                                                 ------------
                                                                   38,766,500
                                                                 ------------
WISCONSIN (2.26%)
Milwaukee Redevelopment
 Authority Revenue (Humane
 Society), LOC U.S. Bank     0.90%     3/1/2019     1,200,000(e)    1,200,000
State Health and Education
 Facilities Authority
 Revenue, FSA Insured        0.90%    12/1/2029       200,000(e)      200,000

                                      MATURITY     PRINCIPAL
     NAME OF ISSUER(F)       YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
WISCONSIN (CONTINUED)
State Health and Education
 Facilities Authority
 Revenue, LOC Marshall &
 Ilsley Bank                 0.95%    12/1/2032   $   650,000(e) $    650,000
State Health and Education
 Facilities Authority
 Revenue, MBIA Insured       0.90%    8/15/2030     5,400,000(e)    5,400,000
State Health and Education
 Facilities Authority
 Revenue (St. Johns United
 Church Project), LOC U.S.
 Bank                        0.90%     2/1/2030     1,125,000(e)    1,125,000
State School District, LOC
 U.S. Bank                   1.28%   10/30/2003    12,795,000      12,817,483
                                                                 ------------
                                                                   21,392,483
                                                                 ------------
WYOMING (0.05%)
Sweetwater County (Pacific
 Corporation Project), LOC
 Bank One                    0.92%     1/1/2014       500,000(e)      500,000
-----------------------------------------------------------------------------
Total Investments in Securities (amortized cost:
 $986,521,867)(b)                                                $986,521,867
-----------------------------------------------------------------------------

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                     INSTITUTIONAL PRIME MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                                 JULY 31, 2003
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (100.55%):
-----------------------------------------------------------------------------
BANKS -- DOMESTIC (17.54%)
Bank One                     1.17%    9/17/2003   $20,000,000(d) $ 20,003,278
Citibank                     1.21%     9/4/2003    10,000,000      10,000,000
Marshall & Isley             1.75%   12/15/2003    10,000,000      10,130,315
SouthTrust Bank, NA          1.36%    5/24/2004    15,000,000(d)   15,019,269
Wachovia Bank                1.16%     9/8/2003    20,000,000      19,975,617
Wells Fargo Bank             1.23%    8/15/2003    13,000,000      13,014,950
                                                                 ------------
                                                                   88,143,429
                                                                 ------------
BANKS -- OTHER (13.79%)
Deutsche Bank                1.03%    10/7/2003    10,000,000      10,000,000
Northern Rock PLC            1.21%     8/4/2003    23,000,000(c)   22,997,681
Societe Generale Bank        1.08%    9/10/2003    13,275,000      13,259,144
UBS Paine Webber             1.18%    12/1/2003     3,000,000       3,052,103
Westdeutsche Landesbank      1.23%     8/5/2003    20,000,000      20,000,022
                                                                 ------------
                                                                   69,308,950
                                                                 ------------
CONGLOMERATES (3.38%)
Fortune Brands Inc.          1.02%    8/19/2003    17,000,000(c)   16,991,330
                                                                 ------------
FINANCIAL -- AUTO (3.45%)
American Honda Finance       0.99%    8/13/2003    12,000,000      11,996,040
Toyota Motor Credit
 Corporation                 1.04%     9/4/2003     5,340,000(c)    5,334,755
                                                                 ------------
                                                                   17,330,795
                                                                 ------------
FINANCIAL -- DIVERSIFIED BUSINESS (12.27%)
Citigroup                    1.63%     5/4/2004     7,945,000(d)    7,968,341
General Electric Capital
 Corporation                 1.23%    9/11/2003     7,000,000       7,042,944
Goldman Sachs Group          1.41%    5/10/2004     5,000,000(d)    5,012,925
Goldman Sachs Group          0.97%     9/9/2003    10,000,000       9,989,492
Merrill Lynch & Company      1.59%     8/1/2003    20,000,000(d)   20,000,000
U.S. Bancorp                 1.17%    5/15/2004    11,200,000      11,633,525
                                                                 ------------
                                                                   61,647,227
                                                                 ------------
FINANCIAL -- DIVERSIFIED BUSINESS, ASSET-BACKED (22.30%)
Asset Securitization
 Cooperative Corp.           0.93%    8/22/2003    19,700,000(c)   19,689,313
CXC Inc.                     0.98%     8/1/2003    22,000,000(c)   22,000,000
Ciesco LP                    1.22%     8/7/2003     5,200,000(c)    5,198,943

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-----------------------------------------------------------------------------
FINANCIAL -- DIVERSIFIED BUSINESS, ASSET-BACKED (CONTINUED)
Edison Asset Securitization  0.93%    9/22/2003   $21,000,000(c) $ 20,971,790
Liberty Street Funding       1.04%    10/9/2003     1,293,000(c)    1,290,423
Quincy Capital Corporation   1.06%    8/13/2003    21,940,000(c)   21,932,248
Triple-A One Funding
 Corporation                 1.03%    8/20/2003    21,000,000(c)   20,988,584
                                                                 ------------
                                                                  112,071,301
                                                                 ------------
FOOD AND BEVERAGE (1.69%)
Alcon Capital Corporation    1.02%    9/17/2003     8,500,000(c)    8,488,681
                                                                 ------------
GOVERNMENT -- DOMESTIC (9.79%)
Federal Home Loan Bank       1.30%    6/30/2004     5,000,000       5,000,000
Federal Home Loan Bank       1.40%     6/2/2004     5,000,000       5,000,000
Federal Home Loan Mortgage
 Corporation                 1.02%   10/31/2003     8,136,000       8,115,023
Federal National Mortgage
 Association                 1.01%   10/15/2003    21,130,000      21,085,759
Federal National Mortgage
 Association                 1.25%    8/27/2004    10,000,000      10,000,000
                                                                 ------------
                                                                   49,200,782
                                                                 ------------
HOUSEHOLD PRODUCTS (0.60%)
Colgate -- Palmolive Co.     1.29%    12/1/2003     3,000,000       3,039,364
                                                                 ------------
INSURANCE (5.84%)
New York Life Capital
 Corporation                 1.00%    9/26/2003    15,330,000(c)   15,306,152
New York Life Capital
 Corporation                 1.01%     9/3/2003     2,590,000(c)    2,587,602
Prudential Funding
 Corporation                 1.03%    9/23/2003    11,500,000      11,482,646
                                                                 ------------
                                                                   29,376,400
                                                                 ------------
PHARMACEUTICAL (7.60%)
Abbott Laboratories          1.60%    10/1/2003     1,000,000       1,006,615
Aventis                      0.95%     9/9/2003    15,000,000(c)   14,984,563
Johnson & Johnson            1.22%    8/25/2003    19,227,000(c)   19,211,362
Merck & Company              1.00%     8/6/2003     3,000,000       2,999,583
                                                                 ------------
                                                                   38,202,123
                                                                 ------------

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                     INSTITUTIONAL PRIME MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT         VALUE(A)
-----------------------------------------------------------------------------
    (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-----------------------------------------------------------------------------
UTILITIES -- TELEPHONE (2.30%)
BellSouth Corp.              1.04%     8/7/2003   $ 1,300,000    $  1,299,775
SBC Communications           1.25%     6/5/2004    10,000,000      10,248,298
                                                                 ------------
                                                                   11,548,073
-----------------------------------------------------------------------------
Total Commercial Paper & Other Corporate Obligations
 (amortized cost: $505,348,455)                                  $505,348,455
-----------------------------------------------------------------------------
TAXABLE MUNICIPALS (2.21%):
State of Texas G.O.          1.10%     6/1/2023    11,100,000(e)   11,100,000
-----------------------------------------------------------------------------
Total Taxable Municipals (amortized cost: $11,100,000)           $ 11,100,000
-----------------------------------------------------------------------------
Total Investment in Securities (amortized cost:
 $516,448,455)(b)                                                $516,448,455
-----------------------------------------------------------------------------

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                                 JULY 31, 2003
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT           VALUE(A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
ALABAMA (1.21%)
Birmingham, FSA Insured      1.10%     4/1/2004   $ 2,625,000      $  2,692,645
Stevenson Industrial
 Development Board
 Environmental Revenue, LOC
 Bank of America             0.80%    11/1/2011       250,000(e)        250,000
                                                                   ------------
                                                                      2,942,645
                                                                   ------------
ARIZONA (1.15%)
Apache County IDR, LOC
 Toronto Dominion Bank       0.90%   12/15/2018     1,400,000(e)      1,400,000
Phoenix IDA, LOC Wells
 Fargo Bank                  0.75%     4/1/2028     1,400,000(e)      1,400,000
                                                                   ------------
                                                                      2,800,000
                                                                   ------------
CALIFORNIA (4.89%)
Irvine Improvement Bond,
 LOC Bank of America         0.85%     9/2/2025     1,373,000(e)      1,373,000
Irvine Ranch Water District
 Certificate, LOC Toronto
 Dominion                    0.85%     8/1/2016       800,000(e)        800,000
Irvine Ranch Water
 District, LOC Landesbank
 Hessen-Thuringen            0.85%   11/15/2013       700,000(e)        700,000
Irvine Ranch Water
 District, LOC State Street
 Bank                        0.85%     1/1/2021       800,000(e)        800,000
Los Angeles Regional
 Airports (LAX), LOC
 Societe Generale            1.00%    12/1/2025     1,200,000(e)      1,200,000
State Department Water
 Reservoir Revenue, FSA
 Insured                     0.83%     5/1/2022     6,200,000(e)      6,200,000
State Department Water
 Reservoir Revenue, LOC
 Bayerische Landesbank       0.85%     5/1/2022       600,000(e)        600,000
State Health Facility
 Authority Revenue, MBIA
 Insured                     0.78%    12/1/2015       250,000(e)        250,000
                                                                   ------------
                                                                     11,923,000
                                                                   ------------

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT           VALUE(A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COLORADO (6.04%)
Colorado Springs (YMCA
 Pikes Peak), LOC Wells
 Fargo Bank                  0.90%    11/1/2022   $ 1,290,000(e)   $  1,290,000
Colorado Springs Revenue
 (Pikes Peak Mental
 Health), LOC Wells Fargo
 Bank                        0.90%    3/15/2023     2,100,000(e)      2,100,000
Crystal Valley Metro
 District, LOC Wells Fargo
 Bank                        0.90%     5/1/2032     1,600,000(e)      1,600,000
Denver City & County
 Convention Center, FSA
 Insured                     0.85%     9/1/2025     1,600,000(e)      1,600,000
Douglas County MFHR (Autumn
 Chase), Guaranty: FHLMC     0.85%    12/1/2029       600,000(e)        600,000
Dove Valley Metropolitan
 District (Arapahoe
 County), LOC BNP Paribas    1.90%    11/1/2003     2,545,000         2,545,000
State Educational and
 Cultural Facility
 Authority, LOC Wells Fargo
 Bank                        0.75%     1/1/2033     1,500,000(e)      1,500,000
State Educational and
 Cultural Facility
 Authority, LOC Wells Fargo
 Bank                        0.90%    12/1/2033     1,600,000(e)      1,600,000
State Health Facility
 Authority Revenue, LOC
 Wells Fargo Bank            0.90%    12/1/2020     1,900,000(e)      1,900,000
                                                                   ------------
                                                                     14,735,000
                                                                   ------------
FLORIDA (10.62%)
Collier County Health
 Facilities Authority, LOC
 Wachovia Bank               0.85%    12/1/2024       900,000(e)        900,000
Dade County IDA (Dolphins
 Stadium), LOC Societe
 Generale                    0.85%     1/1/2016     1,900,000(e)      1,900,000
Indiana River County
 Revenue, LOC Wachovia Bank  0.85%     7/1/2027     2,000,000(e)      2,000,000

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT           VALUE(A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
FLORIDA (CONTINUED)
Miami Health Facilities
 Authority Revenue, LOC
 Bank of America             0.85%     8/1/2020   $ 2,625,000(e)   $  2,625,000
Pinellas County Edl
 Facility Authority, LOC
 Wachovia Bank               0.99%    8/14/2003     2,800,000         2,800,000
Pinellas County Edl
 Facility Authority, LOC
 Wachovia Bank               0.95%     8/5/2003     8,700,000         8,700,000
St. Johns County IDA Health
 Care (Glenmore St. Johns
 Project), LOC LaSalle Bank  0.85%     1/1/2007       500,000(e)        500,000
State Housing Finance
 Agency, FHMLC
 Collateralized              0.80%    12/1/2005     2,190,000(e)      2,190,000
State Housing Finance
 Agency, FHMLC
 Collateralized              0.80%     2/1/2008     3,090,000(e)      3,090,000
Sunshine State Government
 Finance Committee, AMBAC
 Insured                     0.80%     7/1/2016     1,200,000(e)      1,200,000
                                                                   ------------
                                                                     25,905,000
                                                                   ------------
GEORGIA (3.28%)
Clayton County Housing
 Authority, FNMA
 Collateralized              0.85%     9/1/2026     1,415,000(e)      1,415,000
DeKalb Private Hospital
 Authority, LOC Suntrust
 Bank                        0.85%     3/1/2024     1,700,000(e)      1,700,000
DeKalb Private Hospital
 Authority (Children's
 Health Care Project), LOC
 Suntrust Bank               0.85%    12/1/2028     1,000,000(e)      1,000,000

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT           VALUE(A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
GEORGIA (CONTINUED)
Hapeville Development
 Authority, LOC Bank of
 America                     0.85%    11/1/2015   $   300,000(e)   $    300,000
Marietta Housing Authority
 Multifamily Revenue, FNMA
 Collateralized              0.85%    5/15/2007     3,600,000(e)      3,600,000
                                                                   ------------
                                                                      8,015,000
                                                                   ------------
HAWAII (0.86%)
Honolulu City & County GO,
 LOC Landesbank
 Hessen-Thuringen            0.80%     1/1/2017     2,100,000(e)      2,100,000
                                                                   ------------
IDAHO (0.61%)
State Health Facilities
 Revenue (St. Luke's), LOC
 Harris Trust & Savings
 Bank                        0.90%     5/1/2022     1,500,000(e)      1,500,000
                                                                   ------------
ILLINOIS (5.67%)
Chicago O'Hare
 International Airport, LOC
 Societe Generale            0.80%     1/1/2015       570,000(e)        570,000
Cook County Community
 Housing District 218, FSA
 Insured                     1.40%    12/1/2003     1,150,000         1,144,672
Cook County School District
 26, MBIA Insured            1.40%    12/1/2003     1,445,000         1,438,309
Galesburg Revenue (Knox
 College), LOC LaSalle Bank  0.95%     3/1/2031     2,300,000(e)      2,300,000
State Development Financial
 Authority Revenue, LOC
 LaSalle Bank                0.95%    12/1/2029     2,850,000(e)      2,850,000
State Development Financial
 Authority Revenue (Council
 for Jewish Elderly), LOC
 LaSalle Bank                0.85%     3/1/2015     1,250,000(e)      1,250,000

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT           VALUE(A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
ILLINOIS (CONTINUED)
State Health Facilities
 Authority Revenue, MBIA
 Insured                     0.80%     7/1/2024   $ 2,590,000(e)   $  2,590,000
State Health Facilities
 Authority Revenue, MBIA
 Insured                     0.90%    8/15/2026       700,000(e)        700,000
University of Illinois
 Certificate, MBIA Insured   1.00%    8/15/2003     1,000,000         1,001,413
                                                                   ------------
                                                                     13,844,394
                                                                   ------------
INDIANA (3.82%)
State Health Facilities
 Finance Authority, LOC
 U.S. Bank                   0.85%     1/1/2022     2,415,000(e)      2,415,000
State Health Facilities
 Finance Authority, LOC
 Wells Fargo Bank            0.90%     2/1/2031     3,715,000(e)      3,715,000
State Health Facilities
 Finance Authority (Capital
 Access Designated Pool
 Program), LOC Comerica
 Bank                        0.85%     1/1/2012       600,000(e)        600,000
State Health Facilities
 Finance Authority Hospital
 Revenue, LOC Comerica Bank  0.85%    11/1/2020     1,900,000(e)      1,900,000
State Hospital Equipment
 Finance Authority, MBIA
 Insured                     0.85%    12/1/2015       700,000(e)        700,000
                                                                   ------------
                                                                      9,330,000
                                                                   ------------
IOWA (6.55%)
State Finance Authority
 Revenue, LOC Wells Fargo
 Bank                        0.90%     3/1/2019       600,000(e)        600,000
State Finance Authority
 Revenue, LOC Wells Fargo
 Bank                        0.90%     2/1/2023     1,500,000(e)      1,500,000

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT           VALUE(A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
IOWA (CONTINUED)
State Finance Authority
 Revenue (Burlington
 Medical), FSA Insured       0.90%     6/1/2027   $ 1,100,000(e)   $  1,100,000
State Finance Authority
 Revenue (Museum
 Facilities), LOC Wells
 Fargo Bank                  0.90%     5/1/2012     1,470,000(e)      1,470,000
State Finance Authority
 Revenue (Private
 Colleges), LOC U.S. Bank    0.95%     7/1/2031       500,000(e)        500,000
State Finance Authority
 Revenue (Small Business
 Development), Guaranty:
 E.I. DuPont de Nemours      0.90%    11/1/2015     2,300,000(e)      2,300,000
State Higher Education Loan
 Authority Revenue, LOC
 Bank of America             0.90%     7/1/2025       700,000(e)        700,000
State Higher Education Loan
 Authority Revenue, LOC
 LaSalle Bank                0.87%     4/1/2027     2,000,000(e)      2,000,000
State Higher Education Loan
 Authority Revenue, LOC
 LaSalle Bank                0.90%    11/1/2030     1,100,000(e)      1,100,000
State Higher Education Loan
 Authority Revenue, LOC
 LaSalle Bank                0.90%    11/1/2032     2,000,000(e)      2,000,000
Webster County Education
 Loan, LOC Wells Fargo Bank  0.90%     7/1/2020     1,205,000(e)      1,205,000
Woodbury County Educational
 Facilities Revenue, LOC
 U.S. Bank                   0.95%    11/1/2016     1,500,000(e)      1,500,000
                                                                   ------------
                                                                     15,975,000
                                                                   ------------

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT           VALUE(A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
KANSAS (1.23%)
Manhattan Industrial
 Revenue (Parker Hannifin
 Project), LOC Wachovia
 Bank                        0.85%     9/1/2009   $ 2,000,000(e)   $  2,000,000
State Development Authority
 Health Care Revenue
 (Stormont Vail Health
 Care), MBIA Insured         0.95%   11/15/2023       100,000(e)        100,000
State Development Finance
 Authority (Shalom
 Obligated Group), LOC
 LaSalle Bank                0.90%   11/15/2028       900,000(e)        900,000
                                                                   ------------
                                                                      3,000,000
                                                                   ------------
KENTUCKY (1.24%)
Jefferson County Capital
 Appreciation Bond, FSA
 Insured                     1.12%    8/15/2003     3,035,000         3,033,325
                                                                   ------------
LOUISIANA (3.48%)
State Offshore Terminal
 Authority, LOC Bank One     0.90%    10/1/2019     3,500,000(e)      3,500,000
State Public Facilities
 Authority (Christus
 Health), AMBAC Insured      0.99%    8/12/2003     5,000,000         5,000,000
                                                                   ------------
                                                                      8,500,000
                                                                   ------------
MARYLAND (7.41%)
Baltimore Construction
 Public Improvement, FGIC
 Insured                     0.85%    10/1/2022     6,500,000(e)      6,500,000
Montgomery County Housing
 Opportunities Community
 MFHR (Oakwood Apartments),
 LOC FHLMC                   0.85%    11/1/2007     8,900,000(e)      8,900,000
State Health & Higher
 Education Facility, LOC
 Bank of America             0.85%     1/1/2029     2,680,000(e)      2,680,000
                                                                   ------------
                                                                     18,080,000
                                                                   ------------

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT           VALUE(A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
MASSACHUSETTS (0.82%)
State Water Resource
 Authority, AMBAC Insured    0.80%     4/1/2028   $ 2,000,000(e)   $  2,000,000
                                                                   ------------
MICHIGAN (6.07%)
Kent Hospital Financial
 Authority (Spectrum
 Health), MBIA Insured       0.85%    1/15/2026       300,000(e)        300,000
State G.O.                   0.95%   10/14/2003    10,000,000        10,000,000
State Grant Anticipation
 Notes, FSA Insured          0.85%    9/15/2008     3,900,000(e)      3,900,000
State Strategic Fund (Clark
 Retirement), LOC Fifth
 Third Bank                  0.85%     6/1/2031       600,000(e)        600,000
                                                                   ------------
                                                                     14,800,000
                                                                   ------------
MINNESOTA (3.90%)
Arden Hills Housing &
 Health Care, LOC U.S. Bank  0.95%     9/1/2029       200,000(e)        200,000
City of Cohasset (MN Power
 & Light Project), LOC ABN
 AMRO                        0.90%     6/1/2020     1,785,000(e)      1,785,000
Hennepin County G.O.         0.75%    12/1/2020     1,450,000(e)      1,450,000
Mendota Heights Housing
 Mortgage Revenue, LOC
 Wells Fargo Bank            0.85%    11/1/2031     2,175,000(e)      2,175,000
Minneapolis Revenue
 (University Gateway
 Project) LOC Wells Fargo
 Bank                        0.80%     6/1/2032       500,000(e)        500,000
State Aid Anticipatory
 Borrowing Program           1.47%    8/20/2003     2,000,000         2,000,800
State Higher Education Loan
 Facility Authority Review,
 LOC Harris Trust & Savings
 Bank                        0.90%    10/1/2030     1,400,000(e)      1,400,000
                                                                   ------------
                                                                      9,510,800
                                                                   ------------

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT           VALUE(A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
MISSISSIPPI (0.20%)
Jackson County PCR,
 Guaranty: ChevronTexaco
 Corporation                 0.85%     6/1/2023   $   500,000(e)   $    500,000
                                                                   ------------
MISSOURI (0.96%)
State Health And
 Educational Facilities
 Authority (Bethesda), LOC
 U.S. Bank                   0.95%     8/1/2031       500,000(e)        500,000
State Health And
 Educational Facilities
 Authority (St. Francis
 Medical Center), LOC Dexia
 CLF                         0.90%     6/1/2026     1,835,000(e)      1,835,000
                                                                   ------------
                                                                      2,335,000
                                                                   ------------
MONTANA (0.23%)
Forsyth PCR (Pacificorp
 Project), LOC JP Morgan
 Chase                       0.92%     1/1/2018       550,000(e)        550,000
                                                                   ------------
NEBRASKA (1.52%)
Lancaster County Hospital
 Authority (Immanuel), LOC
 LaSalle Bank                0.90%     7/1/2030     3,700,000(e)      3,700,000
                                                                   ------------
NEVADA (1.07%)
Clark County Airport
 Revenue, LOC Bayerische
 Landesbank                  0.76%     7/1/2029     1,400,000(e)      1,400,000
State Referendum & Capital
 Improvement, MBIA Insured   1.10%    11/1/2003     1,200,000         1,205,668
                                                                   ------------
                                                                      2,605,668
                                                                   ------------

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT           VALUE(A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
NEW JERSEY (2.21%)
State Economic Development
 Authority Water
 Facilities, LOC Landesbank
 Hessen-Thuringen            0.84%    11/1/2026   $ 1,900,000(e)   $  1,900,000
State Sports & Exposition
 Authority, MBIA Insured     0.80%     9/1/2024     3,500,000(e)      3,500,000
                                                                   ------------
                                                                      5,400,000
                                                                   ------------
NEW YORK (2.95%)
New York City GO, AMBAC
 Insured                     0.85%    8/15/2018       300,000(e)        300,000
New York City GO, LOC JP
 Morgan Chase                0.85%     8/1/2017     1,000,000(e)      1,000,000
New York City GO, LOC JP
 Morgan Chase                0.91%     8/1/2017       200,000(e)        200,000
New York City GO, LOC JP
 Morgan Chase                0.91%    8/15/2018       875,000(e)        875,000
New York City GO, LOC JP
 Morgan Chase                0.91%    8/15/2020       150,000(e)        150,000
New York City GO, LOC JP
 Morgan Chase                0.91%     8/1/2021       100,000(e)        100,000
New York City GO, MBIA
 Insured                     0.85%     8/1/2014     1,800,000(e)      1,800,000
New York City Municipal
 Water Finance Authority,
 FGIC Insured                0.85%    6/15/2023       100,000(e)        100,000
State Energy Resource &
 Development Authority
 Revenue, LOC Mellon Bank    0.85%     2/1/2029       500,000(e)        500,000
State Energy Resource &
 Development Authority PCR,
 LOC Bank One                0.85%     6/1/2029       700,000(e)        700,000
State Local Government
 Assistance Program, LOC
 Bank of Nova Scotia         0.73%     4/1/2025       985,000(e)        985,000
Triborough Bridge & Tunnel
 Authority, FSA Insured      0.78%     1/1/2031       500,000(e)        500,000
                                                                   ------------
                                                                      7,210,000
                                                                   ------------

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT           VALUE(A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
NORTH DAKOTA (1.01%)
Ward County Health Care
 Revenue, LOC U.S. Bank      0.95%     7/1/2029   $ 2,460,000(e)   $  2,460,000
                                                                   ------------
OHIO (0.76%)
Cuyahoga County Hospital
 Revenue, LOC JP Morgan
 Chase                       0.85%     1/1/2016       300,000(e)        300,000
State Housing Finance
 Agency MFHR (Kenwood
 Retirement), LOC JP Morgan
 Chase                       0.90%    12/1/2015       800,000(e)        800,000
Warren County Health Care
 Facilities (Otterbein
 Homes Project), LOC Fifth
 Third Bank                  0.93%     7/1/2023       745,000(e)        745,000
                                                                   ------------
                                                                      1,845,000
                                                                   ------------
PENNSYLVANIA (0.82%)
Bedford County IDA, LOC
 Wachovia Bank               1.20%    11/1/2005     1,800,000(e)      1,800,000
Washington County (Higher
 Education Pool Lease), LOC
 Wachovia Bank               0.93%    11/1/2005       200,000(e)        200,000
                                                                   ------------
                                                                      2,000,000
                                                                   ------------
SOUTH DAKOTA (1.86%)
Lawrence County PCR, LOC JP
 Morgan Chase                0.90%     7/1/2032     2,300,000(e)      2,300,000
Lower Brule Sioux Tribe,
 LOC Wells Fargo Bank        0.90%    12/1/2011     2,230,000(e)      2,230,000
                                                                   ------------
                                                                      4,530,000
                                                                   ------------
TENNESSEE (0.70%)
Clarksville Public Building
 Authority, MBIA Insured     0.80%     7/1/2013     1,700,000(e)      1,700,000
                                                                   ------------

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT           VALUE(A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
TEXAS (11.57%)
Angelina & Neches River
 Authority, LOC Bank of
 America                     0.92%     5/1/2014   $   300,000(e)   $    300,000
Austin County Industrial
 Development Corporation,
 LOC Bank One                0.85%    12/1/2014     2,600,000(e)      2,600,000
Bexar County Housing
 Financial Authority, LOC
 FNMA                        0.85%    9/15/2026     1,400,000(e)      1,400,000
Cypress-Fairbanks ISD, PSF
 Guaranty                    1.10%     2/1/2004     1,750,000         1,740,437
Harris County Hospital, LOC
 Landesbank
 Hessen-Thuringen            1.00%    8/14/2003    10,000,000        10,000,000
Southlake, FSA Insured       1.15%    2/15/2004     1,025,000         1,029,643
State Public Building
 Authority Revenue, MBIA
 Insured                     1.63%     8/1/2003     1,535,000         1,535,000
State Public Finance
 Authority Building
 Revenue, MBIA Insured       0.90%     2/1/2004     1,650,000         1,642,611
State Tax & Revenue
 Anticipation Note           1.02%    8/29/2003     6,400,000         6,408,009
United ISD, PSF Guaranty     1.05%    8/15/2003     1,570,000         1,573,592
                                                                   ------------
                                                                     28,229,292
                                                                   ------------
UTAH (0.61%)
Carbon County PCR
 (Pacificorp), AMBAC
 Insured                     0.90%    11/1/2024       500,000(e)        500,000
Sanpete County School
 Facility Revenue, LOC U.S.
 Bank                        0.80%     8/1/2028     1,000,000(e)      1,000,000
                                                                   ------------
                                                                      1,500,000
                                                                   ------------

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                           INVESTMENTS IN SECURITIES
                           JULY 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT           VALUE(A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
VIRGINIA (1.23%)
Alexandria IDA Pooled
 Income Project, LOC Bank
 of America                  0.85%     7/1/2026   $ 1,150,000(e)   $  1,150,000
Roanoke County IDA
 Healthcare, LOC Wachovia
 Bank                        0.85%    10/1/2015     1,850,000(e)      1,850,000
                                                                   ------------
                                                                      3,000,000
                                                                   ------------
WASHINGTON (1.56%)
Spokane ISD 81, FSA Insured  0.93%    12/1/2003     2,100,000         2,106,233
State Public Power Supply,
 LOC Bank of America         0.80%     7/1/2017       700,000(e)        700,000
State Public Power Supply,
 MBIA Insured                0.80%     7/1/2012     1,000,000(e)      1,000,000
                                                                   ------------
                                                                      3,806,233
                                                                   ------------
WISCONSIN (4.90%)
State Health & Education
 Facilities Authority,
 AMBAC Insured               0.90%    8/15/2030     1,050,000(e)      1,050,000
State Health & Education
 Facilities Authority, FSA
 Insured                     0.90%    12/1/2029       800,000(e)        800,000
State Health & Education
 Facilities Authority
 Revenue, LOC LaSalle Bank   0.86%     5/1/2030     4,100,000(e)      4,100,000
State Health & Education
 Facilities Authority
 Revenue, LOC U.S. Bank      0.90%     5/1/2032     1,500,000(e)      1,500,000
State School District Cash
 Flow Management
 Certificate, LOC U.S. Bank  1.48%    9/23/2003     4,500,000         4,504,822
                                                                   ------------
                                                                     11,954,822
                                                                   ------------

                                      MATURITY     PRINCIPAL
NAME OF ISSUER(F)            YIELD      DATE        AMOUNT           VALUE(A)
-------------------------------------------------------------------------------
     (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
WYOMING (0.41%)
Sweetwater County (Pacific
 Corporation Project), LOC
 Bank One                    0.92%     1/1/2014   $ 1,000,000(e)   $  1,000,000
                                                                   ------------
-------------------------------------------------------------------------------
Total Investments in Securities
 (amortized cost: $252,320,179)(b)                                 $252,320,179
-------------------------------------------------------------------------------

              See accompanying notes to investments in securities and accompanying notes to the financial statements.

                      NOTES TO INVESTMENTS IN SECURITIES:
--------------------------------------------------------------------------------

        (a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

        (b) Also represents cost for federal income tax purposes.

        (c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

        (d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on July 31, 2003.

        (e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2003. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.

        (f) Portfolio abbreviations:

                AMBAC  -   Ambac Assurance Corporation
                 FGIC  -   Financial Guaranty Insurance Co.
                FHLMC  -   Federal Home Loan Mortgage Corporation
                 FNMA  -   Federal National Mortgage Association
                  FSA  -   Financial Security Assurance Inc.
                   GO  -   General Obligation
                  IDA  -   Industrial Development Authority
                  IDR  -   Industrial Development Revenue
                  ISD  -   Independent School District
                  LOC  -   Letter of Credit
                 MBIA  -   MBIA Insurance Corporation
                 MFHR  -   Multi-Family Housing Revenue
                  PCR  -   Pollution Control Revenue
                  PSF  -   Permanent School Fund

              See accompanying notes to the financial statements.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of the Great Hall Investment Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Great Hall Investment Funds, Inc., which consists of Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund, and Institutional Tax-Free Money Market Fund (collectively the "Funds") as of July 31, 2003, the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Fund's financial statements and financial highlights for the periods ended prior to July 31, 2003 were audited by other auditors whose report dated August 30, 2002, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds at July 31, 2003 the results of their operations, changes in their net assets, and their financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
November 5, 2003

                             DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Directors and officers of Great Hall Investment Funds, Inc., together with information as to their principal occupations during the past five years, are set forth below. The Funds' Statement of Additional Information includes additional information about the directors and can be obtained (without charge) by calling 1-800-934-6674 or by writing to the Funds at Great Hall Investment Funds, Inc., 60 South Sixth Street, Minneapolis, Minnesota 55402. Unless otherwise indicated below, the address of each director and officer is the same as the Funds.

                                                                                           NUMBER OF
                                                TERM OF                                    FUNDS IN
                                                 OFFICE                                      FUND            OTHER
                              POSITION(S)      AND LENGTH                                   COMPLEX      DIRECTORSHIPS
                               HELD WITH        OF TIME       PRINCIPAL OCCUPATION(S)      OVERSEEN         HELD BY
  NAME, ADDRESS AND AGE          FUNDS         SERVED(1)       DURING PAST FIVE YEARS     BY DIRECTOR     DIRECTOR(2)
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
T. Geron ("Jerry") Bell       Director        Director of     President of Twins              26             None
34 Kirby Puckett Place                        Great Hall      Sports, Inc. since 1987.
Minneapolis, MN 55412                         Investment
Age: 62                                       Funds, Inc.
                                              since 1993.
Sandra J. Hale                Director        Director of     President of Enterprise         26             None
Age: 68                                       Great Hall      Management, Int'l. since
                                              Investment      1991.
                                              Funds, Inc.
                                              since 1991.
Ronald James                  Director        Director of     President and Chief             26             None
MJH 300, 1000 Lasalle                         Great Hall      Executive Officer,
Minneapolis, MN 55403-2005                    Investment      Center for Ethical
Age: 52                                       Funds, Inc.     Business Cultures since
                                              since 1992.     2000; President and
                                                              Chief Executive Officer
                                                              of Ceridian Corporation
                                                              (human resources
                                                              services) from 1996 to
                                                              1998.
Jay H. Wein                   Director        Director of     Independent investor and        26             None
5305 Elmridge Circle                          Great Hall      business consultant
Excelsior, MN 55331                           Investment      since 1989.
Age: 71                                       Funds, Inc.
                                              since 1991.

--------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                TERM OF                                    FUNDS IN
                                                 OFFICE                                      FUND            OTHER
                              POSITION(S)      AND LENGTH                                   COMPLEX      DIRECTORSHIPS
                               HELD WITH        OF TIME       PRINCIPAL OCCUPATION(S)      OVERSEEN         HELD BY
  NAME, ADDRESS AND AGE          FUNDS         SERVED(1)       DURING PAST FIVE YEARS     BY DIRECTOR     DIRECTOR(2)
----------------------------------------------------------------------------------------------------------------------
OFFICERS:
Jennifer Lammers              Chief           Chief           Managing Director,              N/A             N/A
Age: 42                       Executive       Executive       Director of Mutual Fund
                              Officer         Officer of      Services of the Adviser
                                              Great Hall      since 2003; Vice
                                              Investment      President, Director of
                                              Funds, Inc.     Finance of the Adviser
                                              since 2003.     from 2001 to 2003;
                                                              Compliance Officer of
                                                              the Adviser from 2000 to
                                                              2001; Vice President and
                                                              Manager Financial
                                                              Reporting and Fund
                                                              Accounting of RBC Dain
                                                              Rauscher Inc. since 2000
                                                              and Manager External
                                                              Reporting from 1998 to
                                                              2000; Controller, PROSAR
                                                              Incorporated from 1997
                                                              to 1998.
Raye C. Kanzenbach            Chief           Chief           Senior Managing Director        N/A             N/A
Age: 54                       Investment      Investment      and Chief Investment
                              Officer         Officer of      Officer of the Adviser.
                                              Great Hall
                                              Investment
                                              Funds, Inc.
                                              since 1997.
Christopher J. Tomas          Treasurer,      Treasurer,      Vice President of RBC           N/A             N/A
Age: 33                       Chief           Chief           Dain Rauscher Inc. and
                              Financial       Financial       Finance Manager of the
                              Officer         Officer, and    Adviser since 2001;
                                              Principal       Senior Financial Analyst
                                              Accounting      of RBC Dain Rauscher
                                              Officer of      Inc. from 1999 to 2001;
                                              Great Hall      Financial Analyst of RBC
                                              Investment      Dain Rauscher Inc. from
                                              Funds, Inc.     1997 to 1999.
                                              since 2003.

--------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                TERM OF                                    FUNDS IN
                                                 OFFICE                                      FUND            OTHER
                              POSITION(S)      AND LENGTH                                   COMPLEX      DIRECTORSHIPS
                               HELD WITH        OF TIME       PRINCIPAL OCCUPATION(S)      OVERSEEN         HELD BY
  NAME, ADDRESS AND AGE          FUNDS         SERVED(1)       DURING PAST FIVE YEARS     BY DIRECTOR     DIRECTOR(2)
----------------------------------------------------------------------------------------------------------------------
Martin A. Cramer              Vice            Chief           Legal and Regulatory            N/A             N/A
Age: 53                       President,      Compliance      Affairs Vice President
                              Assistant       Officer, and    and Secretary, Jones &
                              Secretary,      AML             Babson, Inc. (management
                              Chief           Compliance      company) since 1993;
                              Compliance      Officer of      Secretary, IMA
                              Officer, and    Great Hall      (management company)
                              AML             Investment      since 1997; Vice
                              Compliance      Funds, Inc.     President and Secretary,
                              Officer         since 2003.     Babson Funds complex
                                                              since 1993; Vice
                                                              President and Secretary,
                                                              Buffalo Funds complex
                                                              since 1994; Vice
                                                              President and Secretary,
                                                              J&B Funds since 2000;
                                                              Secretary, Gold Bank
                                                              Funds since 2001;
                                                              Secretary, Investors
                                                              Mark Series Fund, Inc.
                                                              since 1997.
Laura M. Moret                Secretary       Secretary of    Vice President and              N/A             N/A
Age: 49                                       Great Hall      Senior Associate Counsel
                                              Investment      of RBC Dain Rauscher
                                              Funds, Inc.     Inc., 2002 to present;
                                              since 2003.     Vice President and Group
                                                              Counsel, American
                                                              Express Financial
                                                              Advisers, 1995-2002;
                                                              Secretary(3).
Michael Allen                 Vice            Vice            Managing Director of the        N/A             N/A
Age: 54                       President       President of    Adviser since 2003;
                                              Great Hall      Manager, RBC Centura
                                              Investment      Bank 1998 to 2003;
                                              Funds, Inc.     Manager, Trustmark
                                              since 2003.     National Bank 1988 to
                                                              1998; Vice President(3).

(1)Directors of the Funds serve a term of indefinite length until earlier of death, resignation, removal or disqualification, and stand for re-election by shareholders only as and when required under the Investment Company Act. Officers of the Funds serve one year terms, subject to annual reappointment by the Board of Directors.

(2)Only includes directorships held in a company with a class of securities registered pursuant to Section 12 of the Securities and Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities and Exchange Act of 1934, or any company registered as an investment company under the Investment Company Act.

(3)J&B Funds; RBC Funds, Inc.; David L. Babson Growth Fund, Inc.; Shadow Stock Fund, Inc.; Babson Enterprise Fund, Inc.; Babson Enterprise Fund II, Inc.; Babson Value Fund, Inc.; D.L. Babson Money Market Fund, Inc.; D.L. Babson Tax-Free Income Fund, Inc.; D.L. Babson Bond Trust; Babson-Stewart Ivory International Fund, Inc.; Investors Mark Series Fund, Inc.

                      FEDERAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

Information for federal income tax purposes is presented as an aid for shareholders in reporting the distributions shown below:

Per Share distributions paid during the fiscal year ended July 31, 2003:

                              PRIME              U.S. GOVERNMENT
                        MONEY MARKET FUND       MONEY MARKET FUND
                       --------------------    --------------------     TAX-FREE      INST'L PRIME    INST'L TAX-FREE
                       INVESTOR    RESERVE     INVESTOR    RESERVE        MONEY          MONEY             MONEY
PAYABLE DATE            SHARES      SHARES      SHARES      SHARES     MARKET FUND    MARKET FUND       MARKET FUND
---------------------------------------------------------------------------------------------------------------------
September 2            $0.00106    $0.00080    $0.00095    $0.00069     $0.00067        $0.00141         $0.00093
September 30            0.00087     0.00065     0.00078     0.00056      0.00069         0.00116          0.00088
October 31              0.00095     0.00070     0.00087     0.00062      0.00087         0.00128          0.00109
December 2              0.00087     0.00063     0.00079          --      0.00071         0.00123          0.00093
January 2               0.00076     0.00051     0.00065          --      0.00052         0.00110          0.00077
February 3              0.00066     0.00042     0.00056          --      0.00039         0.00093          0.00061
March 3                 0.00057     0.00033     0.00048          --      0.00040         0.00085          0.00065
March 31                0.00051     0.00028     0.00044          --      0.00040         0.00081          0.00063
April 30                0.00048     0.00025     0.00044          --      0.00048         0.00082          0.00073
June 2                  0.00049     0.00024     0.00045          --      0.00053         0.00086          0.00081
June 30                 0.00041     0.00018     0.00037          --      0.00036         0.00075          0.00061
July 31                 0.00037     0.00013     0.00031          --      0.00018         0.00072          0.00048
                       --------    --------    --------    --------     --------        --------         --------
                       $0.00800    $0.00512    $0.00709    $0.00187     $0.00620        $0.01192         $0.00912
                       ========    ========    ========    ========     ========        ========         ========

SOURCE OF DISTRIBUTIONS

During the period ending July 31, 2003, 100% of the Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund distributions were derived from interest on municipal securities and qualify as exempt interest dividends for federal tax purposes.

FEDERAL TAXATION

Exempt interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income but need to be reported on the income tax return for information purposes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. By early February 2004, the Funds expect to provide the shareholders with information regarding the percentage of distributions exempt from federal income taxes and a breakdown setting forth states from which income was earned.

Income distributions for the Prime Money Market Fund, U.S. Government Money Market Fund, and Institutional Prime Money Market Fund are taxable as ordinary dividend income and none qualify for the corporate dividends received deduction. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes.

The Great Hall Family of funds is managed to provide competitive returns at minimal risk to the investor. With five money market funds available for both institutional and individual investors, the Funds offer a diversity of options for today's informed investor.

Managed by Voyageur Asset Management Inc., the Great Hall Investment Funds follow a rigorous research process. This process involves proprietary analysis, diligent trade execution, and an attention to detail that is critical to the success of your investment. With any of our five funds, the Great Hall management team is looking out for your future.

Enhancing returns. Protecting your money. That's the philosophy of the Great Hall family of funds. That's the philosophy that works for you.

                                                                 PRSRT STD
Great Hall Investment Funds, Inc.                                US POSTAGE
60 South Sixth Street                                               PAID
Minneapolis, MN 55402                                            PERMIT 100
(800) 934-6674                                                    MPLS MN

                                              M4111 (9/03)

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 10 (a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.
3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS JAY H. WEIN. HE IS AN INDEPENDENT DIRECTOR AND IS INDEPENDENT FOR PURPOSES OF ITEM 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING AFTER DECEMBER 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
NOT APPLICABLE.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (i) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (ii) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Great Hall Investment Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*       Jennifer Lammers, Chief Executive Officer
                         -------------------------------------------------------

Date  11/21/03

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       Jennifer Lammers, Chief Executive Officer
                         -------------------------------------------------------

Date  11/21/03

By (Signature and Title)*       Chris Tomas, Chief Financial Officer
                         -------------------------------------------------------

Date  11/21/03



* Print the name and title of each signing officer under his or her signature.